OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500	Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor	11 Greenway Plaza, Suite 2500	Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/10

*Funds included are: Invesco High Income Municipal Fund, Invesco Tax-Exempt Cash Fund and Invesco Tax-Free Intermediate Fund.

Item 1. Schedule of Investments.

Invesco High Income Municipal Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     HIM-QTR-1   11/10   Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations—98.76%
Alaska—0.37%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007, Community Provider IDR (a)	5.70%	12/01/17	$1,000	$821,750
Series 2007, Community Provider IDR (a)	6.00%	12/01/36	3,000	1,710,540

				2,532,290

Arizona—3.47%
Centerra Community Facilities District; Series 2005, Unlimited Tax GO	5.50%	07/15/29	358	284,001
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Educational Facilities IDR	5.70%	12/01/26	2,200	1,850,772
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Educational Facilities IDR	6.25%	06/01/26	1,000	885,720
Series 2006, Educational Facilities IDR	6.38%	06/01/36	1,000	836,090
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Educational Facilities IDR	7.13%	12/01/28	2,120	2,100,517
Series 2008 A, Educational Facilities IDR	7.25%	12/01/38	1,100	1,066,120
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Educational Facilities IDR	7.25%	08/01/19	830	850,767
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Educational Facilities IDR	8.50%	07/01/39	1,750	1,878,590
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Educational Facilities IDR	6.50%	04/01/26	1,000	928,510
Series 2006, Educational Facilities IDR	6.75%	04/01/36	1,000	899,260
Pima (County of) Industrial Development Authority (Paradise Education Center) Series 2010, Education RB	6.10%	06/01/45	1,400	1,236,760
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Educational Facilities IDR	5.88%	06/01/22	535	503,665
Series 2006, Ref. Educational Facilities IDR	6.00%	06/01/36	830	729,271
Pima (County of) Industrial Development Authority (Tucson Electric Power Co. San Juan); Series 2009 A, IDR	4.95%	10/01/20	1,000	1,018,820
Pima (County of) Industrial Development Authority (Tucson Electric Power Company) Series 2010 A, RB	5.25%	10/01/40	1,000	915,710
Pima (County of) Industrial Development Authority (Valley Academy); Series 2008, Educational Facilities IDR	6.50%	07/01/38	2,815	2,734,069
Pinal (County of) Electrical District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	1,650	1,625,795
Tucson (City of) Industrial Development Authority (Arizona AgriBusiness & Equine Center, Inc.); Series 2004 A, Educational Facilities IDR	6.13%	09/01/34	500	463,760
University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	1,800	1,661,166
Series 2009, Hospital RB	6.25%	07/01/29	500	529,570
Series 2009, Hospital RB	6.50%	07/01/39	500	530,665

				23,529,598

California—1.98%
California (State of) Educational Facilities Authority (Fresno Pacific University); Series 2000 A, RB	6.75%	03/01/19	1,000	1,005,930
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,135,960
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/36	1,150	943,851
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,139,200
California (State of) Municipal Finance Authority (Literacy First) Series 2010 A, Charter School Lease RB	6.00%	09/01/30	1,085	1,018,131
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California—(continued)
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	$900	$801,504
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	1,500	1,135,665
California (State of) Statewide Communities Development Authority (Notre Dame de Namur University); Series 2003, RB	6.50%	10/01/23	750	713,018
California (State of); Series 2009, Various Purpose Unlimited Tax GO	6.00%	04/01/35	1,500	1,574,520
Eden (Township of) Healthcare District (Eden Hospital Health Services Corp.); Series 2010, COP	6.13%	06/01/34	1,000	972,720
Orange (City of) Community Facilities District No 06-1 (Del Rio Public Improvements);
Series 2010, Special Tax RB	5.50%	10/01/28	540	500,596
Series 2010, Special Tax RB	6.00%	10/01/40	500	486,430

				13,427,525

Colorado—9.05%
Antelope Heights Metropolitan District; Series 2003, Limited Tax GO (b)(c)	8.00%	12/01/13	500	607,935
Arista Metropolitan District; Series 2005, Special Limited Tax GO	6.75%	12/01/35	2,000	1,466,100
Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO	6.25%	12/01/35	1,500	1,363,140
Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO	7.50%	12/01/39	550	548,708
Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO (b)(c)	8.05%	12/01/12	500	584,605
Series 2003, Limited Tax GO (b)(c)	8.05%	12/01/12	534	624,358
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO	7.00%	12/01/23	60	59,226
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO	6.00%	12/01/25	500	414,670
Series 2005, Limited Tax GO	6.13%	12/01/35	750	577,268
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (d)	6.13%	12/15/35	2,925	2,565,488
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, RB	6.00%	11/01/36	1,675	1,037,462
Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley Academy); Series 2006, Charter School RB	5.63%	12/01/36	1,060	855,515
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	650	614,868
Series 2008, Charter School RB	6.50%	07/01/38	1,000	930,020
Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy); Series 2003 A, Ref. RB	7.00%	11/01/23	500	510,630
Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	425	429,594
Colorado (State of) Educational & Cultural Facilities Authority (Excel Academy); Series 2003, Charter School RB (b)(c)	7.30%	12/01/11	475	506,858
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy);
Series 2008 A, Charter School RB	6.75%	08/01/28	1,215	1,195,791
Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,476,375
Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	895	811,747
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,338,825
Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,485,610
Series 2008 A, Charter School RB	7.25%	10/01/39	500	502,150
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (d)	6.75%	04/01/40	1,860	1,735,659
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (d)	8.25%	11/01/39	2,980	3,144,049
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (d)	5.75%	05/15/37	2,515	2,060,992
Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2001, RB (b)(c)	7.63%	08/15/11	500	525,725
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Colorado—(continued)
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	$2,000	$2,209,300
Colorado (State of) Educational & Cultural Facilities Authority (Union Colony Charter School); Series 2007, RB (d)	5.75%	12/01/37	1,650	1,325,725
Colorado (State of) Educational & Cultural Facilities Authority (Windsor Academy); Series 2007, Charter School RB	5.70%	05/01/37	1,575	1,315,125
Colorado (State of) Health Facilities Authority (Christian Living Campus);
Series 2004 A, RB	6.13%	01/01/25	250	245,525
Series 2004 A, RB	6.25%	01/01/33	550	530,525
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2009 A, RB	8.25%	01/01/24	375	399,041
Series 2009 A, RB	9.00%	01/01/34	750	802,125
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group),
Series 2010 A, RB	6.00%	11/15/30	900	893,763
Series 2010 A, RB	6.25%	11/15/40	800	800,560
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	3,000	2,620,020
Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO (b)(c)	6.75%	12/01/13	810	946,663
Copperleaf Metropolitan District No. 2;
Series 2006, GO	5.85%	12/01/26	1,000	754,150
Series 2006, Limited Tax GO	5.95%	12/01/36	1,750	1,206,678
Country Club Village Metropolitan District; Series 2006, Limited Tax GO	6.00%	12/01/34	600	422,394
Fitzsimons Village Metropolitan District No 1; Series 2010 A, Tax Increment Allocation RB	7.50%	03/01/40	1,500	1,501,725
Fossil Ridge Metropolitan District No. 1; Series 2010, Tax Supported Ref. GO	7.25%	12/01/40	1,000	973,810
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO	6.75%	12/01/36	3,000	2,728,380
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO	5.75%	12/01/36	1,400	891,254
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO	6.25%	12/01/36	1,629	1,236,395
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	250	250,035
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,126
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	800,384
Northwest Metropolitan District No. 3 (Limited Tax); Series 2005, GO	6.25%	12/01/35	1,000	782,750
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO	6.13%	12/01/25	1,000	840,170
Piney Creek Metropolitan District; Series 2005, Limited Tax GO	5.50%	12/01/35	1,179	1,005,958
Reata South Metropolitan District; Series 2007 A, Limited Tax GO	7.25%	06/01/37	1,000	875,710
Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activities RB	6.00%	01/15/34	500	507,255
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO	6.50%	12/01/35	1,000	746,710
Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO	5.75%	12/01/36	1,000	707,280
Southlands Metropolitan District No. 1; Series 2004, Unlimited Tax GO (b)(c)	7.13%	12/01/14	500	613,570
Table Rock Metropolitan District; Series 2003, Limited Tax GO (b)(c)	7.00%	12/01/13	700	809,431
University of Northern Colorado (Auxiliary Facilities System); Series 2001, Ref. & Improvement RB (INS-Ambac Assurance Corp.) (e)	5.00%	06/01/23	1,000	1,004,300
Valagua Metropolitan District; Series 2008, Limited Tax GO	7.75%	12/01/37	1,000	913,270
Wyndham Hill Metropolitan District No. 2;
Series 2005, Limited Tax GO	6.25%	12/01/25	85	70,712
Series 2005, Limited Tax GO	6.38%	12/01/35	500	387,230

				61,391,417

Connecticut—0.57%
Hamden (Town of) (Whitney Center); Series 2009 A, RB	7.63%	01/01/30	700	736,813
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,144,420

				3,881,233

Delaware—0.49%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,378,434
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Delaware—(continued)
Sussex (County of) (Cadbury at Lewes);
Series 2006 A, First Mortgage RB	5.45%	01/01/16	$865	$826,862
Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	645,420
Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	482,316

				3,333,032

District of Columbia—0.46%
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,000	990,430
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,121,000

				3,111,430

Florida—5.75%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	3,000	2,557,500
Bay (County of) Educational Facilities (Bay Haven Charter Academy, Inc.),
Series 2010 A, Ref. RB	5.25%	09/01/30	1,000	876,040
Series 2010 A, Ref. RB	6.00%	09/01/40	3,000	2,792,130
Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2009, RB	7.00%	04/01/39	2,100	2,294,943
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,419,405
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	285	292,835
Series 2001 B, Special Assessment RB	8.38%	05/01/17	140	143,849
Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	525	499,049
East Homestead Community Development District; Series 2005, Special Assessment RB	5.45%	05/01/36	570	485,378
Florida (State of) Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB	6.00%	05/15/36	2,130	1,634,136
Series 2007 A, RB	6.13%	05/15/37	1,855	1,441,502
Florida (State of) Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	4,250	3,955,432
Florida (State of) Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/38	2,710	2,781,950
Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB (a)	5.10%	05/01/14	1,000	439,100
Hillsborough (County of) Industrial Development Authority (Healthcare Facilities); Series 2008 B, IDR (b)(c)	8.00%	08/15/19	1,000	1,390,580
Lee (County of) Industrial Development Authority (Cypress Cove at HealthPark); Series 2002 A, Health Care Facilities IDR (b)(c)	6.75%	10/01/32	1,250	983,000
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2001 A, Hospital RB	6.70%	11/15/19	1,000	1,018,060
Series 2004, Ref. Hospital RB (d)	6.75%	11/15/29	500	505,495
Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	905	855,551
Series 2004 A, Special Assessment RB	6.25%	05/01/37	1,000	919,160
Mount Dora (City of) Health Facilities Authority (Waterman Village); Series 2004 A, Ref. RB	5.75%	08/15/18	750	727,920
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.38%	07/01/20	1,100	1,027,840
Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	846,920
Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	868,880
Poinciana Community Development District; Series 2000 A, Special Assessment RB	7.13%	05/01/31	500	499,960
Reunion East Community Development District; Series 2002 A, Special Assessment RB	7.38%	05/01/33	1,000	721,090
Sarasota (County of) Health Facilities Authority (Village on the Isle);
Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	1,500	1,534,680
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,500	1,350,225
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,500	1,311,945
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care IDR	5.25%	01/01/26	1,000	825,880
Series 2006 A, Health Care IDR	5.38%	01/01/40	1,000	756,010
Series 2009 A, Ref. RB	6.25%	11/15/29	150	163,629
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida—(continued)
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.50%	11/15/39	$1,000	$1,092,130

				39,012,204

Georgia—1.67%
Atlanta (City of) (Atlantic Station);
Series 2001, Tax Allocation RB (b)(c)	7.75%	12/01/11	355	377,635
Series 2001, Tax Allocation RB (b)(c)	7.90%	12/01/11	750	814,395
Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	1,016,580
Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,000	1,911,880
Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB (d)	5.50%	01/01/31	630	547,155
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc);
Series 2010, RAC	6.00%	09/01/30	700	713,377
Series 2010, RAC	6.13%	09/01/40	1,000	1,009,020
Fulton (County of) Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2004 A, RB	6.13%	02/15/26	500	462,555
Series 2004 A, RB	6.13%	02/15/34	200	178,614
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (f)	6.13%	01/01/34	4,500	4,290,075

				11,321,286

Hawaii—0.43%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose RB	8.75%	11/15/29	850	981,674
Series 2009 A, Special Purpose RB	9.00%	11/15/44	1,250	1,431,275
Hawaii (State of) Department of Budget & Finance (Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	500	501,800

				2,914,749

Idaho—1.11%
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.) Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	938,670
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	696,825
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	173,510
Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	1,139,810
Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	2,286,642
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	809,971
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,455,180

				7,500,608

Illinois—9.01%
Belleville (City of) (Frank Scott Parkway Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.70%	05/01/36	1,000	805,460
Chicago (City of) (Chatham Ridge Redevelopment);
Series 2002, Tax Increment Allocation RB	5.95%	12/15/12	275	280,967
Series 2002, Tax Increment Allocation RB	6.05%	12/15/13	475	488,224
Chicago (City of) (Lake Shore East);
Series 2003, Special Assessment RB	6.63%	12/01/22	500	490,495
Series 2003, Special Assessment RB	6.75%	12/01/32	500	472,190
Cook (County of) Finance Authority (Navistar International Corp.) (Recovery Zone Facility); Series 2010, RB	6.50%	10/15/40	250	253,025
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	245	236,513
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois—(continued)
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	$1,000	$929,430
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	4,533,800
Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.15%	02/15/13	655	647,697
Series 2005 A, Ref. RB	5.25%	02/15/14	300	295,548
Series 2005 A, Ref. RB	5.35%	02/15/15	225	221,000
Illinois (State of) Finance Authority (Clare Oaks);
Series 2006 A, RB	6.00%	11/15/27	1,000	782,060
Series 2006 A, RB	6.00%	11/15/39	3,500	2,451,085
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB	6.13%	08/15/28	1,000	860,360
Series 2008 A, Ref. RB	6.25%	08/15/35	1,000	850,840
Series 2008 A, Ref. RB	6.25%	08/15/40	1,000	836,020
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	408,715
Series 2006 A, RB	6.00%	08/15/26	850	727,073
Series 2006 A, RB	6.00%	08/15/39	1,460	1,179,972
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	1,307,618
Series 2010, RB,	6.25%	08/15/15	550	549,714
Illinois (State of) Finance Authority (Provena Health); Series 2010 A, RB	6.00%	05/01/28	1,230	1,229,926
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	1,865	2,110,490
Series 2009 A, RB	7.25%	11/01/38	2,000	2,233,020
Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility);
Series 2007 A, RB (a)	5.63%	11/15/17	1,345	375,524
Series 2007 A, RB (a)	6.00%	11/15/27	2,000	558,400
Series 2007 A, RB (a)	6.00%	11/15/37	2,000	558,400
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2009, RB	6.88%	08/15/38	6,000	6,405,840
Series 2009, RB	7.00%	08/15/44	1,000	1,069,460
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	456,200
Series 2005 A, RB	6.13%	11/15/25	1,000	906,040
Series 2005 A, RB	6.25%	11/15/35	1,500	1,298,010
Illinois (State of) Finance Authority (The Admiral at the Lake),
Series 2010 D-1, Tax-Exempt Mandatory Paydown Securities (TEMPS-75) RB	7.00%	05/15/18	1,000	987,440
Series 2010 D-2, Tax-Exempt Mandatory Paydown Securities (TEMPS-65) RB	6.38%	05/15/17	1,000	978,400
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	1,000	997,930
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	966,270
Series 2006 A, RB	5.88%	02/15/38	1,500	1,363,215
Illinois (State of) Finance Authority, Park Place of Elmhurst; Series 2010, RB	7.00%	11/15/15	550	549,747
Illinois (State of) Health Facilities Authority (Bethesda Home & Retirement Center); Series 1999 A, RB	6.25%	09/01/14	500	501,815
Illinois (State of) Health Facilities Authority (Lutheran Senior Ministries Obligated Group); Series 2001 A, RB (b)(c)	7.38%	08/15/11	1,000	1,059,920
Illinois (State of) Health Facilities Authority (Villa St. Benedict); Series 2003 A-1, RB (a)	6.90%	11/15/33	2,000	737,600
Illinois (State of) Health Facilities Authority; Series 2003 A, RB	7.00%	11/15/32	800	763,824
Illinois (State of) Village of Long Grove (Sunset Grove); Series 2010, Limited Obligation Tax Increment RB	7.50%	01/01/30	1,500	1,424,265
Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook);
Series 2004, Special Tax RB	5.00%	03/01/11	175	174,435
Series 2004, Special Tax RB	6.25%	03/01/34	750	652,620
Lombard (City of) Public Facilities Corp. (Lombard Conference Center & Hotel);
Series 2005 A-1, First Tier RB	6.38%	01/01/15	750	620,565
Series 2005 A-1, First Tier RB	7.13%	01/01/36	2,500	1,763,025
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (d)	5.75%	12/30/25	2,000	1,277,400
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois—(continued)
Southwestern Illinois Development Authority (City of Collinsville Limited Incremental Sales Tax); Series 2007, Local Government Program RB	5.35%	03/01/31	$1,000	$746,730
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	651,688
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,342,700
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	2,000	1,940,780
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	1,901,820
Upper Illinois River Valley Development Authority (Pleasant View Luther Home),
Series 2010, RB	7.00%	11/15/30	1,000	963,610
Series 2010, RB	7.25%	11/15/40	1,000	953,180

				61,128,095

Indiana—0.59%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	321,900
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,525,688
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,153,180
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref. PCR	5.75%	08/01/21	1,000	1,017,280

				4,018,048

Iowa—1.27%
Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior Housing RB	6.00%	12/01/23	500	446,395
Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	345	315,127
Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	795	665,526
Iowa (State of) Finance Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.80%	12/01/22	1,000	726,350
Iowa (State of) Finance Authority (Friendship Haven); Series 2004 A, Retirement Community RB	6.13%	11/15/32	500	457,115
Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	138,675
Series 2005 A, MFH RB	6.00%	09/01/35	400	349,832
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	254,492
Series 2004, Health Care Facilities RB	6.15%	10/01/36	600	500,064
Scott (County of) (Ridgecrest Village);
Series 2004, Ref. RB	4.75%	11/15/12	390	397,293
Series 2004, Ref. RB	5.63%	11/15/18	2,000	2,012,260
Series 2006, Ref. RB	5.25%	11/15/21	1,000	883,690
Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	1,615	1,468,633

				8,615,452

Kansas—1.90%
Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB	5.75%	11/15/38	1,900	2,047,326
Labette (County of);
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	750	716,805
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	900	830,826
Olathe (City of) (Aberdeen Village, Inc); Series 2005 A, Ref. Senior Living Facilities RB	5.60%	05/15/28	1,500	1,236,420
Olathe (City of) (Catholic Care Campus, Inc.);
Series 2006 A, Senior Living Facilities RB	6.00%	11/15/26	1,000	937,560
Series 2006 A, Sr. Living Facilities RB	6.00%	11/15/38	2,000	1,764,800
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	398,760
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	819,482
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	1,000	657,380
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,466	1,123,059
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Kansas—(continued)
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	$920	$711,436
Roeland Park (City of) Transportation Development District (TDD #1);
Series 2005, Sales Tax RB	5.75%	12/01/25	445	302,231
Series 2006 A, Sales Tax RB	5.88%	12/01/25	950	654,388
Roeland Park (City of) Transportation Development District (TDD #2); Series 2006 B, Sales Tax RB	5.88%	12/01/25	1,000	676,490

				12,876,963

Kentucky—0.81%
Louisville & Jefferson (Counties of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,836,671
Louisville & Jefferson (Counties of) Metropolitan Government (Jewish Hospital & St. Mary’s Healthcare); Series 2008, Health Facilities RB	6.13%	02/01/37	3,500	3,665,830

				5,502,501

Louisiana—0.86%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2007, RB	6.75%	11/01/32	2,690	2,758,676
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemistry Corp); Series 2009 A, RB	6.50%	08/01/29	3,000	3,055,890

				5,814,566

Maine—0.07%
Maine (State of) Turnpike Authority; Series 2003, RB (INS-Ambac Assurance Corp.) (e)	5.00%	07/01/33	500	505,045

Maryland—1.52%
Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation RB	5.35%	07/01/34	1,900	1,603,866
Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	989,170
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	1,000	978,500
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	965	985,690
Maryland (State of) Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility) Series 2010, Port Facilities Ref. RB	5.75%	09/01/25	1,000	987,190
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital);
Series 2008, RB	5.75%	01/01/38	500	493,885
Series 2008, RB	6.00%	01/01/43	2,750	2,771,890
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	1,500	1,471,665

				10,281,856

Massachusetts—1.80%
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB	5.00%	11/15/14	1,000	772,200
Massachusetts (State of) Development Finance Agency (New England Conservatory of Music); Series 2008, RB	5.25%	07/01/38	2,705	2,518,869
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	788,381
Series 2009 A, RB	6.90%	04/15/25	895	940,797
Series 2009 A, RB	8.00%	04/15/31	1,000	1,103,390
Series 2009 A, RB	8.00%	04/15/39	1,000	1,099,840
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facilities RB	7.50%	06/01/29	1,430	1,479,021
Series 2009 A, Sr. Living Facilities RB	7.75%	06/01/39	1,000	1,040,640
Series 2009 B-1, Senior Living Facilities RB	7.25%	06/01/16	2,000	2,009,840
Massachusetts (State of) Health & Educational Facilities Authority (Christopher House, Inc.); Series 1999 A, Ref. RB	6.88%	01/01/29	500	480,740

				12,233,718

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Michigan—1.21%
Advanced Technology Academy; Series 2008, Public School Academy RB	6.00%	11/01/37	$1,000	$877,310
Chandler Park Academy; Series 2005, Public School Academy RB	5.13%	11/01/30	1,050	885,811
Detroit (City of) Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,485	1,298,617
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	847,760
Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.); Series 1999, Ref. RB	5.88%	10/01/16	920	893,081
Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	460	441,062
Michigan (State of) Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group);
Series 2005, Ref. RB	4.88%	11/15/16	685	651,127
Series 2005, Ref. RB	5.25%	11/15/25	450	392,013
Michigan (State of) Municipal Bond Authority (YMCA Service Learning Academy);
Series 2001, Public School Academy Facilities Program RB	7.63%	10/01/21	700	705,124
Series 2001, Public School Academy Facilities Program RB	7.75%	10/01/31	500	502,460
Michigan (State of) Strategic Fund (Detroit Edison Pollution Control); Series 2001 C, Ref. Limited Obligation PCR	5.45%	09/01/29	725	725,754

				8,220,119

Minnesota—9.16%
Alexandria (City of) (Knute Nelson Senior Living Campus, LLC) Series 2010, Senior Housing RB	6.20%	07/01/45	2,000	1,960,800
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A RB,	6.63%	05/01/30	500	498,340
Series 2010 A RB,	6.88%	05/01/40	1,000	996,170
Apple Valley (City of) Economic Development Authority (Evercare Senior Living, LLC);
Series 2005 A, Health Care RB	6.00%	12/01/25	500	475,810
Series 2005 A, Health Care RB	6.13%	06/01/35	2,240	2,070,858
Baytown (Town of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	994,270
Series 2008 A, Lease RB	7.00%	08/01/38	700	693,987
Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	910,820
Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	911,930
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,940,793
Series 2009 A, Lease RB	9.25%	03/01/39	750	843,892
Series 2009 A, Lease RB,	8.38%	03/01/23	100	110,643
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	1,500	1,322,760
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	425	388,055
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	530,106
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,046,390
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	2,000	1,986,820
Eveleth (City of) (Manor House & Woodland Homes); Sr. Series 2006 A-1, MFH RB	5.50%	10/01/25	510	432,103
Fairmont (City of) (Goldfinch Estates-Governmental & Educational Assistance Corp.); Series 2005 A, Housing Facilities RB	6.25%	10/01/25	2,500	2,362,450
Fairmont (City of) (Homestead-Governmental & Educational Assistance Corp.); Series 2002 A-1, Housing Facilities RB	7.25%	04/01/22	915	920,865
Falcon Heights (City of) (Kaleidoscope Charter School);
Series 2007 A, Lease RB	6.00%	11/01/27	400	365,472
Series 2007 A, Lease RB	6.00%	11/01/37	550	478,368
Fergus Falls (City of) Health Care Facilities (Lake Region Healthcare);
Series 2010, Health Care Facilities RB	5.15%	08/01/35	1,000	916,420
Series 2010, Health Care Facilities RB	5.40%	08/01/40	1,000	925,010
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota—(continued)
Glencoe (City of) (Glencoe Regional Health Services);
Series 2001, Health Care Facilities RB (b)(c)	7.40%	04/01/11	$250	$258,370
Series 2001, Health Care Facilities RB (b)(c)	7.50%	04/01/11	500	516,910
Hopkins (City of) Housing & Redevelopment Authority (Excelsior Crossings); Series 2009, Tax Increment Allocation RB	5.63%	02/01/30	320	313,181
Maplewood (City of) (Ecumen Headquarters and The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,000	983,600
Maplewood (City of) (Volunteers of America Care Center);
Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	775	769,699
Series 2005 A, Ref. Health Care Facilities RB	5.25%	10/01/19	750	718,733
Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB	5.35%	02/01/30	1,450	1,216,927
Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax Increment Allocation RB	5.75%	02/01/27	595	533,685
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 6-X, RB	5.25%	04/01/39	500	511,450
Monticello (City of) (FiberNet Monticello); Series 2008, Telecommunications RB	6.75%	06/01/31	1,650	1,544,977
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.25%	10/01/47	1,400	1,369,676
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	69,772
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	1,868,960
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,455,180
Series 2010, Housing RB	7.00%	08/01/45	1,000	968,300
Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB	6.00%	04/01/24	1,000	961,780
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,441,856
Owatonna (City of) (Senior Living); Series 2006 A, Senior Housing RB	5.80%	10/01/29	800	761,240
Perham Hospital District (Perham Memorial Hospital and Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	1,999,760
Pine City (City of) (Lakes International Language Academy);
Series 2006 A, Lease RB	5.75%	05/01/16	100	101,153
Series 2006 A, Lease RB	6.00%	05/01/26	530	491,755
Series 2006 A, Lease RB	6.25%	05/01/35	1,550	1,409,725
Ramsey (City of) (Pact Charter School);
Series 2004 A, Lease RB	6.50%	12/01/22	925	925,842
Series 2004 A, Lease RB	6.75%	12/01/33	150	146,496
Rochester (City of) (Olmsted Medical Center); Series 2010, Health Care Facilities RB	5.88%	07/01/30	500	491,695
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	1,000	1,034,170
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,613,406
Saint Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	707,961
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	1,000	989,350
Saint Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	300	270,870
Series 2006 A, Lease RB	6.00%	09/01/36	390	344,549
Saint Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	890	901,908
Saint Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,487,657
Series 2007 A, RB	5.15%	10/01/42	275	215,306
Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	896,158
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	900	712,206
Series 2004 A, Lease RB	6.60%	12/01/34	275	206,591
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota—(continued)
Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury);
Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	$1,000	$970,740
Series 2007 A, Health Care & Housing RB	5.63%	06/01/37	1,000	879,830
Winstead (City of) (St. Mary’s Care Center) Series 2010 A, Health Care RB	6.25%	09/01/30	500	459,125
Winstead (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	1,867,320
Woodbury (City of) (Math & Science Academy);
Series 2002 A, Ref. Lease RB	7.38%	12/01/24	250	255,998
Series 2002 A, Ref. Lease RB	7.50%	12/01/31	750	764,197
Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB	6.38%	05/01/39	650	662,246

				62,153,442

Missouri—4.23%
370/Missouri Bottom Road/Tussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	750	738,967
Series 2002, RB	7.20%	05/01/33	500	471,830
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	1,979,940
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation IDR	5.25%	06/01/21	1,210	1,067,510
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/11	550	548,884
Series 2007 A, Special Assessment RB	5.00%	04/01/13	300	293,271
Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	471,290
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,054,240
Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,140,243
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	901,750
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	1,000	958,010
Desloge (City of) (U.S. Highway 67/State Street Redevelopment); Series 2005, Ref. Tax Increment Allocation RB	5.20%	04/15/20	250	227,398
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation IDR	5.75%	12/01/28	1,250	312,125
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,007,180
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,269,612
Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Increment Allocation RB	5.25%	03/01/18	500	481,570
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	2,000	2,083,260
Series 2010 A, Retirement Community RB	8.25%	05/15/39	1,000	1,048,040
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment RB	6.00%	11/01/25	1,000	985,430
Series 2010, Ref. Transportation Tax Increment RB	6.88%	11/01/39	1,500	1,497,075
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,160,487
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation IDR	6.85%	04/01/29	3,500	3,181,185
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities IDR	6.50%	01/01/33	2,000	1,791,540
Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment & Transportation Sales Tax RB	5.63%	11/01/25	750	652,275
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation IDR	5.25%	11/01/13	500	508,355
Series 2005 A, Tax Increment Allocation IDR	5.50%	11/01/27	750	652,148
Series 2005 B, Tax Increment Allocation IDR	5.50%	11/01/27	1,000	856,090
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Missouri—(continued)
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/41	$1,000	$850,310
Strother Interchange Transportation Development District (Lees Summit); Series 2006, RB	5.00%	05/01/24	675	536,159

				28,726,174

Montana—0.09%
Montana (State of) Facility Finance Authority (St. John’s Lutheran Ministries); Series 2006 A, Senior Living RB	6.13%	05/15/36	750	619,830

Nebraska—0.15%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital and Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	1,000	990,540

Nevada—0.08%
University and Community College System of Nevada; Series 2002 A, RB (INS-Financial Guaranty Insurance Co.) (e)	5.40%	07/01/31	500	508,665

New Hampshire—0.52%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	2,000	2,010,900
New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	750	756,315
Series 2003 A, RB	6.88%	05/01/33	750	737,745

				3,504,960

New Jersey—1.67%
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	2,400	2,076,720
New Jersey (State of) Economic Development Authority (Cedar Crest Village, Inc. Facility); Series 2001 A, Retirement Community RB (b)(c)	7.25%	11/15/11	500	538,085
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facilities RB (f)	6.25%	09/15/29	1,010	954,500
Series 2000, Special Facilities RB (f)	7.20%	11/15/30	425	426,454
Series 2000, Special Facility RB (f)	7.00%	11/15/30	565	565,904
Series 2003, Special Facilities RB (f)	9.00%	06/01/33	500	528,215
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.00%	01/01/15	705	698,563
Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	667,535
Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,360	1,208,741
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2001, First Mortgage RB (b)(c)	8.00%	04/01/11	800	836,216
Series 2001, First Mortgage RB (b)(c)	8.00%	04/01/11	500	522,635
Series 2006, First Mortgage RB	5.30%	11/01/26	1,100	958,375
Series 2006, First Mortgage RB	5.38%	11/01/36	700	560,896
New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, RB (INS-Ambac Assurance Corp.) (e)	5.25%	12/15/23	750	815,228

				11,358,067

New Mexico—0.35%
Mariposa East Public Improvement District; Series 2006, Unlimited Tax GO	5.75%	09/01/21	500	420,125
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	2,000	1,953,180

				2,373,305

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York—1.61%
Broome (County of) Industrial Development Agency (Good Shepherd Village);
Series 2008 A, Continuing Care Retirement IDR	6.15%	07/01/18	$500	$494,165
Series 2008 A, Continuing Care Retirement IDR	6.75%	07/01/28	600	592,668
Series 2008 A, Continuing Care Retirement IDR	6.88%	07/01/40	1,000	974,410
East Rochester (City of) Housing Authority (Woodland Village); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,413,788
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, IDR	6.00%	11/15/26	1,100	1,016,070
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement RB	6.50%	01/01/27	1,000	999,930
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage IDR	7.38%	03/01/21	350	348,330
Series 2001 A, First Mortgage IDR	7.38%	03/01/31	500	469,300
Ulster (County of) Industrial Development Agency;
Series 2007 A, Civic Facilities IDR	6.00%	09/15/27	2,000	1,809,500
Series 2007 A, Civic Facilities IDR	6.00%	09/15/37	2,000	1,635,740
Yonkers (City of) Economic Development Corp. (Charter School of Educational Excellence) Series 2010 A, Educational RB	6.25%	10/15/40	1,200	1,148,400

				10,902,301

North Carolina—0.70%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	1,300	1,050,621
North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,500	1,333,290
North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	913,540
Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,468,785

				4,766,236

North Dakota—0.64%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,170,639
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	855	683,829
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	440,980
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,286,604
Series 2007, Health Care RB	5.50%	05/01/42	1,000	754,870

				4,336,922

Ohio—2.60%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	1,000	962,820
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	1,855,620
Cleveland-Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	1,828,819
Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special Assessment Tax Increment RB	7.35%	12/01/31	1,000	984,150
Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	750	757,890
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	1,000	910,270
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	1,000	896,760
Hickory Chase Community Authority;
Series 2008, Infrastructure Improvement RB	6.75%	12/01/27	2,000	1,308,300
Series 2008, Infrastructure Improvement RB	7.00%	12/01/38	1,500	981,375
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Ohio—(continued)
Lucas (County of) (Sunset Retirement Communities);
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.50%	08/15/20	$920	$927,673
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.55%	08/15/24	500	502,370
Montgomery (County of) Health Care & Multifamily Housing (St.Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	1,500	1,459,215
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Financing RB	5.25%	12/01/15	1,080	1,054,069
Series 2006, Tax Increment Financing RB	5.75%	12/01/20	1,300	1,177,553
Toledo-Lucas (County of) Port Authority (St. Mary Woods);
Series 2004 A, RB	6.00%	05/15/24	1,750	1,102,273
Series 2004 A, RB	6.00%	05/15/34	1,500	944,805

				17,653,962

Oklahoma—1.34%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	1,400	1,459,066
Oklahoma (County of) Finance Authority (Epworth Villa);
Series 2005 A, Ref. RB	5.00%	04/01/15	1,025	991,974
Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,279,825
Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	825	836,732
Tulsa (County of) Industrial Authority (Montereau, Inc);
Series 2010 A, Senior Living Community RB	7.13%	11/01/30	1,250	1,275,475
Series 2010 A, Senior Living Community RB	7.25%	11/01/40	2,250	2,222,730

				9,065,802

Oregon—0.43%
Clackamas (County of) Hospital Facilities Authority (Odd Fellows Home-Friendship Health Center); Series 1998 A, Ref. RB	5.88%	09/15/21	230	206,784
Clackamas (County of) Hospital Facilities Authority (Willamette Falls Hospital); Series 2005, Ref. Gross RB	5.13%	04/01/26	1,000	891,590
Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB (b)(c)	7.00%	12/01/13	1,555	1,836,128

				2,934,502

Pennsylvania—4.71%
Allegheny (County of) Hospital Development Authority (Villa St. Joseph of Baden, Inc.); Series 1998, Health Care Facilities RB	6.00%	08/15/28	500	430,140
Allegheny (County of) Industrial Development Authority (Propel Charter-Montour); Series 2010 A, Charter School RB	6.38%	08/15/35	1,220	1,177,263
Allegheny (County of) Industrial Development Authority (Propel Charter-McKeesport); Series 2010 B, Charter School RB	6.75%	08/15/35	1,250	1,198,488
Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School IDR	7.00%	12/15/15	520	547,331
Blair (County of) Industrial Development Authority (Village of Pennsylvania State);
Series 2002 A, IDR	6.90%	01/01/22	500	344,100
Series 2002 A, IDR	7.00%	01/01/34	500	344,100
Butler (County of) Hospital Authority (Butler Health System);
Series 2009, RB	7.13%	07/01/29	2,145	2,390,173
Series 2009, RB	7.25%	07/01/39	1,590	1,778,288
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage IDR	6.38%	12/01/19	1,000	1,003,760
Series 2006, Ref. First Mortgage IDR	5.13%	12/01/12	500	491,625
Series 2006, Ref. First Mortgage IDR	5.25%	12/01/13	500	490,905
Series 2006, Ref. First Mortgage IDR	5.25%	12/01/15	260	255,523
Series 2006, Ref. First Mortgage IDR	5.38%	12/01/16	500	487,015
Series 2006, Ref. First Mortgage IDR	5.75%	12/01/22	935	911,690
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania—(continued)
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, IDR	6.25%	12/15/27	$1,000	$953,670
Series 2007 A, IDR	6.38%	12/15/37	1,500	1,391,115
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	905,010
Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group);
Series 2008 A, RB	5.00%	01/01/17	2,000	2,049,440
Series 2008 A, RB	5.35%	01/01/20	515	517,091
Series 2008 A, RB	5.45%	01/01/21	885	887,540
Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.); Series 2002 A, Retirement Community RB (b)(c)	7.13%	01/01/13	700	799,400
Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	7.00%	07/01/27	1,000	1,004,570
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital IDR	5.88%	07/01/31	1,500	1,329,210
Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	500	465,880
Lawrence (County of) Industrial Development Authority (Shenango Presbyterian Senior Care Obligated Group); Series 2001 B, Senior Health & Housing Facilities IDR (b)(c)	7.50%	11/15/11	1,000	1,085,050
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 2001, First Mortgage RB	7.63%	11/01/21	250	256,650
Series 2001, First Mortgage RB	7.75%	11/01/33	750	760,230
Pennsylvania (State of) Economic Development Financing Authority (Northwestern Human Services, Inc.); Series 1998 A, RB	5.25%	06/01/14	1,000	968,060
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	500	510,555
Series 2000 A, Student Housing RB	6.75%	09/01/32	320	324,400
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, IDR	6.88%	04/01/34	500	474,575
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School) Series 2010, RB	6.38%	11/15/40	1,000	956,330
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, IDR	6.00%	08/01/35	500	502,500
Philadelphia (City of) Industrial Development Authority (Russell Byers Charter School);
Series 2007 A, IDR	5.15%	05/01/27	1,000	868,190
Series 2007 A, IDR	5.25%	05/01/37	1,000	817,240
Philadelphia (City of) Industrial Development Authority; Series 2007 A, IDR	5.50%	09/15/37	2,700	2,287,062

				31,964,169

Rhode Island—0.73%
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,745,525
Series 2009 A, Hospital Financing RB (INS-AGC) (e)	6.25%	05/15/30	2,000	2,187,260

				4,932,785

South Carolina—1.57%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,017,126
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,410,360
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	957,264
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2000 A, Hospital Facilities Improvement RB (b)(c)	7.38%	12/15/10	800	818,368
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,554,675
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,570	1,600,662
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, Residential Care Facilities RB	6.25%	05/15/25	750	709,088
Series 2004 A, Residential Care Facilities RB	6.38%	05/15/32	1,250	1,122,087
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
South Carolina—(continued)
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/37	$2,000	$1,457,720

				10,647,350

South Dakota—0.24%
Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	1,300	1,090,206
South Dakota (State of) Health & Educational Facilities Authority (Westhills Village Retirement Community); Series 2003, RB	5.65%	09/01/23	500	508,310

				1,598,516

Tennessee—0.51%
Blount (County of) Health & Educational Facilities Board (Asbury, Inc.); Series 2007 A, Ref. RB	5.13%	04/01/23	1,690	1,441,367
Davidson and Williamson (Counties of) Harpeth Valley Utilities District; Series 2004, Utilities Improvement RB (INS-National Public Finance Guarantee Corp.) (e)	5.00%	09/01/34	1,000	1,010,480
Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	500	476,725
Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	600	552,126

				3,480,698

Texas—11.26%
Abilene (City of) Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group Report); Series 2003 A, Retirement Facilities RB	7.00%	11/15/33	2,400	2,140,248
Atlanta (City of) Hospital Authority; Series 1999, RB	6.70%	08/01/19	435	435,779
Clifton Higher Education Finance Corp. (Tejano Center for Community Concerns, Inc. — Raul Yzaguirre School for Success); Series 2009 A, Ref. RB	9.00%	02/15/38	2,000	2,270,260
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, RB	6.13%	12/01/40	2,970	2,779,385
Corpus Christi (Port of) Industrial Development Corp. (Valero); Series 1997 C, Ref. IDR	5.40%	04/01/18	550	539,721
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.; Series 2000 A-3, Ref. RB (f)	9.13%	05/01/29	500	520,955
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, Hospital RB	7.13%	09/01/34	905	894,448
Series 2004 A, RB	5.63%	09/01/13	1,335	1,364,423
Series 2004 A, RB	7.00%	09/01/25	3,260	3,215,371
Gulf Coast Waste Disposal Authority (Valero Energy Corp.); Series 2001, RB (f)	6.65%	04/01/32	900	905,643
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.20%	12/01/28	1,000	1,073,680
Harrison (County of) Health Facilities Development Corp. (Good Shepherd Health System) Series 2010, Hospital RB	5.25%	07/01/28	1,500	1,403,445
HFDC of Central Texas, Inc.;
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	410,655
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	750	655,612
Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	1,000	814,780
Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/15	500	518,055
Series 2005, Hospital RB	5.00%	08/15/19	700	702,415
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	1,000	897,310
Series 2008, RB	6.00%	02/15/38	1,000	886,700
Houston (City of) (Continental Airlines, Inc); Series 2001 E, Airport System Special Facilities RB (f)	6.75%	07/01/29	500	500,555
Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB (b)(c)	7.00%	02/15/14	300	355,491
Series 2004 A, Retirement Facilities RB (b)(c)	7.00%	02/15/14	750	888,727
Series 2004 A, Retirement Facilities RB (b)(c)	7.13%	02/15/14	450	534,839
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,454,905
La Vernia Higher Education Finance Corp. (Kipp Inc.); Series 2009 A, RB	6.25%	08/15/39	250	250,470
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas—(continued)
La Vernia Higher Education Finance Corp.;
Series 2008 A, RB	6.25%	02/15/17	$1,245	$1,323,659
Series 2008 A, RB	7.13%	02/15/38	2,000	2,085,840
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB	5.50%	02/15/37	1,000	906,190
Series 2009, Ref. RB	6.25%	02/15/37	2,000	1,981,940
Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,069,290
Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	1,060	895,223
Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facilities RB	5.63%	02/15/35	945	841,570
Midlothian (City of) Development Authority;
Series 2001, Tax Increment Contract Allocation RB (b)(c)	7.88%	05/15/11	1,000	1,053,410
Series 2004, Tax Increment Contract Allocation RB (d)	6.20%	11/15/29	1,000	946,730
North Central Texas Health Facilities Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,543,305
Pearland (City of) Development Authority; Series 2009, Tax Increment Contract Allocation RB	5.88%	09/01/29	805	825,552
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, RB	6.25%	08/15/29	570	569,932
Series 2009 A, RB	6.50%	08/15/39	2,320	2,310,743
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facilities RB	5.63%	11/15/27	1,500	1,376,355
Series 2007, Retirement Facilities RB	5.75%	11/15/37	3,500	3,106,985
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facilities RB	5.25%	02/15/17	1,150	1,076,285
Series 2007, Retirement Facilities RB	5.75%	02/15/25	1,500	1,342,680
Series 2007, Retirement Facilities RB	5.75%	02/15/29	1,600	1,363,584
Series 2009 A, Retirement Facilities RB	8.00%	02/15/38	1,350	1,401,340
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facilities RB	8.00%	11/15/29	1,500	1,540,740
Series 2010 A, Retirement Facilities RB	8.13%	11/15/39	1,000	1,023,390
Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere);
Series 2006 A, Retirement Facilities RB	6.00%	11/15/26	1,200	1,210,104
Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	2,000	1,899,280
Tarrant (County of) Cultural Education Facilities Finance Corp. (Strayton at Museum Way);
Series 2009 A, Retirement Facilities RB	8.25%	11/15/29	2,135	2,164,463
Series 2009 A, Retirement Facilities RB	8.25%	11/15/39	1,000	1,010,630
Texas (State of) Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School) Series 2010 A, Education RB	5.80%	08/15/40	1,000	911,950
Texas (State of) Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Educational RB	6.88%	02/15/30	1,455	1,480,783
Series 2010 A, Educational RB	7.13%	02/15/40	1,810	1,862,345
Travis (County of) Health Facilities Development Corp. (Querencia Barton Creek);
Series 2005, Retirement Facilities RB	5.50%	11/15/25	1,650	1,476,172
Series 2005, Retirement Facilities RB	5.65%	11/15/35	1,250	1,024,425
Travis (County of) Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,614,325
University of Houston (Consolidated System); Series 2009 A, Ref. RB	5.00%	02/15/34	2,000	2,057,480
Uptown Development Authority (Infrastructure Improvement Facilities Allocation);
Series 2009, Tax Incremental Contract Allocation RB	5.38%	09/01/25	465	458,211
Series 2009, Tax Incremental Contract Allocation RB	5.50%	09/01/29	2,250	2,229,030
Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	1,000	1,001,520

				76,399,333

See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Utah—3.41%
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	$1,450	$1,145,732
Utah (County of) (Lakeview Academy); Series 2007 A, Charter School RB	5.63%	07/15/37	2,200	1,791,746
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	900	869,769
Series 2007 A, Charter School RB	5.63%	07/15/37	1,350	1,099,481
Utah (County of) (Ronald Wilson Reagan Academy);
Series 2007 A, Charter School RB	5.75%	02/15/22	340	315,795
Series 2007 A, Charter School RB	6.00%	02/15/38	2,710	2,332,470
Utah (State of) Charter School Finance Authority (Channing Hall);
Series 2007 A, RB (d)	5.88%	07/15/27	780	696,618
Series 2007 A, RB (d)	6.00%	07/15/37	2,100	1,803,018
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, RB	6.75%	07/15/28	1,340	1,312,195
Series 2008 A, RB	7.00%	07/15/40	1,690	1,648,629
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy),
Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,469,110
Series 2010 A, Charter School RB	5.63%	07/15/40	710	626,206
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	1,500	1,434,630
Utah (State of) Charter School Finance Authority (Rockwell Charter High School); Series 2008 A, RB	7.00%	08/15/38	2,000	1,486,220
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	3,800	3,368,206
West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB (d)	6.38%	06/01/37	1,975	1,765,314

				23,165,139

Virginia—1.70%
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	2,000	1,947,220
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	2,000	1,896,540
Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	750	756,060
Lexington (City of) Industrial Development Authority (Kendall at Lexington);
Series 2007 A, Residential Care Facilities Mortgage IDR	5.25%	01/01/21	895	840,835
Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/22	780	731,289
Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/23	425	393,414
Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/28	500	442,440
Series 2007 A, Residential Care Facilities Mortgage IDR	5.50%	01/01/37	1,300	1,078,376
Lynchburg (City of) Industrial Development Authority (The Summit); Series 2002 A, Residential Care Facilities Mortgage IDR	6.25%	01/01/28	500	481,200
Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	456,050
Peninsula Ports Authority (Virginia Baptist Homes); Series 2003 A, Residential Care Facilities RB (b)(c)	7.38%	12/01/13	500	591,805
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligations RB	6.35%	09/01/28	1,000	957,850
Series 2007, Special Obligations RB	6.45%	09/01/37	1,000	944,110

				11,517,189

Washington—1.94%
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, RB	6.50%	12/01/38	2,000	1,765,140
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital) Series 2010, Hospital RB	5.75%	12/01/35	2,000	1,920,680
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2007, RB	5.75%	12/01/28	1,250	1,241,687
Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center) Series 2010, RB	5.50%	12/01/39	2,500	2,306,675
Washington (State of) Health Care Facilities Authority (Multi-Care Health System); Series 2007 B, RB (INS-Assured Guaranty Municipal Corp.) (e)	5.00%	08/15/41	1,000	967,180
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	500	549,630
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Washington—(continued)
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB	6.50%	11/15/33	$1,500	$1,588,740
Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS-Radian) (e)	5.50%	08/15/42	3,000	2,804,130

				13,143,862

West Virginia—1.24%
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,311,120
Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	836,100
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, Hospital RB	6.50%	10/01/38	5,000	4,689,050
Series 2008, RB	6.75%	10/01/43	1,650	1,583,752

				8,420,022

Wisconsin—3.42%
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB	5.50%	08/01/22	300	263,178
Milwaukee (City of) Redevelopment Authority (Milwaukee Science Education Consortium, Inc.); Series 2005 A, RB	5.75%	08/01/35	1,815	1,612,083
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	1,075	1,006,942
Series 2008, RB	7.25%	06/01/38	1,000	904,860
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.);
Series 2004 A, RB	6.50%	08/15/26	250	247,787
Series 2004 A, RB	6.75%	08/15/34	1,480	1,460,005
Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.); Series 2003, RB	7.13%	01/15/22	945	931,023
Wisconsin (State of) Health & Educational Facilities Authority (Community Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB	6.88%	12/01/23	200	186,206
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	500	440,395
Series 2004, RB	6.13%	12/01/34	1,000	786,490
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2001 B, RB	6.00%	02/15/25	2,000	2,014,080
Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	250	245,688
Wisconsin (State of) Health & Educational Facilities Authority (Reedsburg Area Medical Center, Inc.),
Series 2010 A, Ref. RB	6.00%	06/01/27	1,000	944,050
Series 2010 A, Ref. RB	6.10%	06/01/28	800	754,888
Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB	6.13%	04/01/24	260	259,202
Series 2004 A, RB	6.25%	04/01/34	1,025	986,593
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community Inc.);
Series 2009 A, RB	7.25%	09/15/29	2,000	2,034,120
Series 2009 A, RB	7.63%	09/15/39	1,000	1,035,850
Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB	6.00%	07/01/15	100	100,825
Series 2003, RB	6.13%	07/01/16	150	150,582
Series 2003, RB	6.63%	07/01/28	750	738,480
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Wisconsin—(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	$2,020	$1,969,985
Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,181,768
Series 2010, RB	7.00%	08/01/33	2,000	1,912,420

				23,167,500

Wyoming—0.07%
Teton (County of) Hospital District (St. John’s Medical Center); Series 2002, RB	6.75%	12/01/22	500	499,590

TOTAL INVESTMENTS(g)—98.76% (Cost $713,444,726)				669,982,596

OTHER ASSETS LESS LIABILITIES—1.24%				8,421,107

NET ASSETS—100.00%				$678,403,703

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
COP	— Certificates of Participation
GO	— General Obligation Bonds
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
RAC	— Revenue Anticipation Certificates
Radian	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Notes to Schedule of Investments:

(a)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2010 was $5,201,314, which represented 0.77% of the Fund’s Net Assets

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $18,373,643, which represented 2.71% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.

(f)	Security subject to the alternative minimum tax.

(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to
Invesco High Income Municipal Fund

D.	Other Risks-(continued)
economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$669,982,596	$—	$669,982,596

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2010 was $11,427,019 and $67,713,513, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,327,762
Aggregate unrealized (depreciation) of investment securities	(57,713,665)

Net unrealized appreciation (depreciation) of investment securities	$(43,385,903)

Cost of investments for tax purposes is $713,368,499.
Invesco High Income Municipal Fund

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     TEC-QTR-1     11/10     Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.22%
Alabama—1.57%
Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.40%	10/01/32	$895	$895,000

Colorado—4.12%
Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Program); Series 2008 F-1, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.28%	09/01/32	200	200,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP-FNMA) (a)	0.30%	02/15/28	565	565,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (a)	0.38%	02/01/31	1,585	1,585,000

				2,350,000

District of Columbia—2.89%
District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.56%	03/01/30	1,650	1,650,000

Florida—5.31%
Broward (County of) Educational Facilities Authority (City College); Series 2004, VRD RB (LOC-Citibank, N.A.) (a)(b)	0.28%	11/01/31	600	600,000
Broward (County of); Series 2001 B, Ref. Unlimited Tax GO	5.00%	01/01/11	225	225,878
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.61%	10/01/16	730	730,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.31%	11/01/36	675	675,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.30%	07/01/32	800	800,000

				3,030,878

Georgia—5.90%
DeKalb County School District; Series 2007, Unlimited Tax GO	5.00%	02/01/11	210	211,668
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-Branch Banking & Trust Co.) (a)(b)	0.30%	08/01/38	1,000	1,000,000
Lowndes (County of) School District; Series 2007, Unlimited Tax GO	5.00%	02/01/11	350	352,705
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.30%	07/01/24	1,200	1,200,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.25%	09/01/35	600	600,000

				3,364,373

Illinois—8.68%
Illinois (State of) Development Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.31%	10/01/17	900	900,000
Illinois (State of) Development Finance Authority (United Way/Crusade of Mercy, Inc.); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.61%	04/01/27	415	415,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A-2, RB (a)	0.35%	11/01/30	200	200,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-Harris N.A.) (a)(b)(e)	0.29%	02/01/42	1,900	1,900,000
Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, VRD RB (a)	0.32%	12/01/46	400	400,000
West Chicago (City of) (Liquid Container); Series 1991, Ref. VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.31%	03/01/15	1,135	1,135,000

				4,950,000

Iowa—1.58%
Iowa (State of) Finance Authority (YMCA & Rehabilitation Center); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.56%	04/01/25	900	900,000

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas—1.33%
Johnson (County of) Public Building Commission; Series 2003 A, Lease Purchase RB (d)	4.20%	09/01/16	$350	$359,808
Wichita (City of);
Series 2010-238, Renewal & Improvement Unlimited Tax General Obligation Temporary Notes	0.50%	08/18/11	200	200,142
Series 2010-240, Improvement Unlimited Tax General Obligation Temporary Notes	0.45%	09/15/11	200	200,074

				760,024

Michigan—2.00%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 A, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.52%	08/01/17	130	130,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.27%	10/15/30	110	110,000
Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.31%	08/15/32	500	500,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.30%	10/01/31	400	400,000

				1,140,000

Missouri—0.88%
St. Louis (County of) Industrial Development Authority (Friendship Village of South County); Series 2002 B, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.36%	09/01/22	500	500,000

New Hampshire—13.19%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.40%	06/01/28	2,250	2,250,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.30%	01/01/18	2,475	2,475,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)(e)	0.30%	09/01/37	2,800	2,800,000

				7,525,000

New Jersey—1.58%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.29%	02/01/28	900	900,000

New Mexico—0.35%
New Mexico (State of) (2010-2011); Series 2010, TRAN	2.00%	06/30/11	200	201,958

New York—0.63%
Fairport Central School District; Series 2010, Unlimited Tax GO	2.00%	06/15/11	355	357,652

North Carolina—1.75%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.25%	12/01/21	900	900,000
University of North at Carolina at Chapel Hill; Series 2002 B, Ref. RB	5.00%	12/01/10	100	100,000

				1,000,000

North Dakota—3.51%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.44%	12/01/14	2,000	2,000,000

Ohio—0.84%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.28%	11/01/40	480	480,000

Oregon—2.78%
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank N.A.) (a)(b)	0.27%	11/01/28	970	970,000
Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.40%	04/01/34	615	615,000

				1,585,000

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—5.19%
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC-PNC Bank, N. A.) (a)(b)	0.28%	11/01/30	$675	$675,000
Haverford (Township of) School District; Series 2009, VRD Limited Tax GO (LOC-TD Bank, N.A.) (a)(b)(e)	0.30%	03/01/30	1,200	1,200,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.29%	10/15/25	700	700,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(b)(e)	0.30%	07/01/38	285	285,000
Pennsylvania (State of) Economic Development Financing Authority (Indiana Regional Medical Center); Series 2006 A-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.31%	06/01/11	100	100,000

				2,960,000

Rhode Island—0.35%
East Greenwich (Town of); Series 2010, Unlimited Tax General Obligation BAN	1.50%	02/16/11	200	200,479

South Carolina—6.27%
Greenwood (County of) School District No. 50; Series 2010, Unlimited Tax GO	2.00%	04/01/11	750	753,954
South Carolina (State of) Jobs — Economic Development Authority (John Ancrum SPCA); Series 2007, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.61%	08/01/27	2,820	2,820,000

				3,573,954

Tennessee—8.81%
Chattanooga (City of) Industrial Development Board (Tennessee Aquarium); Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.46%	04/01/24	3,250	3,250,000
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.37%	06/01/24	600	600,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2000 A, VRD RB (a)	0.23%	10/01/30	675	675,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.30%	12/15/42	500	500,000

				5,025,000

Texas—9.03%
Bexar (County of);
Series 2010, Limited Tax GO	3.00%	06/15/11	215	218,052
Series 2010, Ref. Limited Tax GO	2.00%	06/15/11	300	302,565
Harris (County of); Series 2010, Unlimited Tax TAN	1.50%	02/28/11	300	300,846
Houston (City of);
Series 2004 B-6, Ref. VRD Combined Utility System First Lien RB (LOC-Bank of Nova Scotia) (a)(b)(e)	0.25%	05/15/34	800	800,000
Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	500	500,000
JPMorgan Chase PUTTERS (Frisco Independent School District); Series 2009-3373, VRD School Building Unlimited Tax GO (CEP-Texas Permanent School Fund) (a)(c)(f)	0.33%	08/15/16	1,750	1,750,000
Pampa Independent School District; Series 2007, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	4.00%	08/15/11	100	102,427
San Antonio (City of); Series 2009, Ref. Water System RB	3.00%	05/15/11	150	151,629
Southlake (City of); Series 2010, Ref. Waterworks & Sewer System Limited Tax Ctfs. GO	3.00%	02/15/11	720	723,777
Texas (State of); Series 2010, TRAN	2.00%	08/31/11	200	202,489
Texas A&M University System Board of Regents; Series 2009 C, Financing System RB	3.00%	05/15/11	100	101,131

				5,152,916

Utah—0.88%
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.27%	05/15/35	500	500,000

Vermont—2.19%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC-Banco Santander S.A.) (a)(b)(e)	0.42%	05/01/29	1,250	1,250,000

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—2.11%
King (County of);
Series 2002, Various Purpose Limited Tax GO	5.00%	12/01/10	$130	$130,000
Series 2010, Limited Tax General Obligation BAN	2.00%	06/15/11	715	721,173
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.40%	11/01/32	350	350,000

				1,201,173

Wisconsin—3.69%
Madison (City of) Community Development Authority (Hamilton Point Apartments); Series 1997 A, Ref. VRD MFH RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.44%	10/01/22	705	705,000
Milwaukee (City of); Series 2010 M8, School RAN	1.50%	12/29/10	500	500,467
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.40%	08/15/34	900	900,000

				2,105,467

Wyoming—1.81%
Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC-Barclays Bank PLC) (a)(b)(e)	0.29%	01/01/18	1,030	1,030,000

TOTAL INVESTMENTS (g)(h)—99.22% (Cost $56,588,874)				56,588,874

OTHER ASSETS LESS LIABILITIES—0.78%				445,563

NET ASSETS—100.00%				$57,034,437

Investment Abbreviations:

BAN	—	Bond Anticipation Notes
CEP	—	Credit Enhancement Provider
Ctfs.	—	Certificates
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation Bonds
IDR	—	Industrial Development Revenue Bonds
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue Bonds
PUTTERS	—	Putable Tax-Exempt Receipts
RAN	—	Revenue Anticipation Notes
RB	—	Revenue Bonds
Ref.	—	Refunding
TAN	—	Tax Anticipation Notes
TRAN	—	Tax and Revenue Anticipation Notes
VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $3,955,000, which represented 6.93% of the Fund’s Net Assets.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.8%; other countries less than 5% each: 4.5%.

(f)	Synthetic municipal instruments; involves a deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(g)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Bank of America, N.A.	26.79%
TD Bank, N.A.	7.01%
Wells Fargo Bank, N.A.	6.03%
Federal National Mortgage Association	5.52%
U.S. Bank, N.A.	5.21%
PNC Bank, N.A.	5.01%
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$56,588,874	$—	$56,588,874

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us      TFI-QTR-1     11/10      Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.36%
Alabama—3.10%
Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	$1,000	$1,141,970
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,161,850
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/19	1,000	1,156,020
Alabama (State of) Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB (a)	4.10%	11/03/16	2,000	2,173,340
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS-AGM) (b)	4.00%	07/01/15	1,930	2,041,438
Series 2003 A, Ref. RB (INS-AGM) (b)	4.00%	07/01/16	2,335	2,471,481
Series 2003 A, Ref. RB (INS-AGM) (b)	4.00%	07/01/17	2,465	2,589,581
Series 2003 A, Ref. RB (INS-AGM) (b)	4.00%	07/01/18	1,985	2,070,752
Series 2003 A, Ref. RB (INS-AGM) (b)	4.00%	07/01/19	1,410	1,449,734
Series 2003 A, Ref. RB (INS-AGM) (b)	4.50%	07/01/20	1,375	1,440,807
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital);
Series 2009, Health Care Facility RB (INS-AGC) (b)	4.50%	06/01/18	990	1,025,442
Series 2009, Health Care Facility RB (INS-AGC) (b)	4.63%	06/01/19	750	773,662
Series 2009, Health Care Facility RB (INS-AGC) (b)	5.00%	06/01/21	525	543,596
Series 2009, Health Care Facility RB (INS-AGC) (b)	5.25%	06/01/24	1,000	1,030,820
Series 2009, Health Care Facility RB (INS-AGC) (b)	5.75%	06/01/29	2,000	2,070,040
Birmingham (City of) Waterworks Board;
Series 2009 A, Water RB (INS-AGC) (b)	5.00%	01/01/20	2,500	2,730,750
Series 2010 A, Ref. Water RB	5.00%	01/01/24	1,250	1,308,437
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (b)	4.25%	08/01/18	3,540	3,872,760
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (b)	4.25%	08/01/19	3,535	3,820,911
Chatom (Town of) Industrial Development Board (Various Electric); Series 2007 A, VRD IDR(c)(d)	1.20%	08/01/37	2,000	2,000,000
Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	2,545	2,724,957
Series 2010 A, RB	5.00%	06/01/18	2,740	2,956,597
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System, Inc.); Series 2010 A, RB	5.00%	02/01/12	410	424,498
Mobile (City of) Industrial Development Board (Alabama Power Co. — Barry Plant); Series 2007 C, PCR (a)	5.00%	03/19/15	2,150	2,388,220
Mobile (City of); Series 2009 A, Ref. Unlimited Tax General Obligation Wts.	5.00%	02/15/22	2,500	2,731,650

				48,099,313

Alaska—0.44%
Alaska (State of) (International Airports System); Series 2006 B, RB (INS-NATL) (b)	5.00%	10/01/27	1,135	1,149,823
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS-AGM) (b)	5.13%	04/01/19	1,000	1,089,240
Series 2009 C, Ref. RB	4.00%	04/01/13	545	565,061
Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,076,486
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	755	840,957
Alaska (State of) Municipal Bond Bank Authority; Series 2009 One, RB	5.63%	09/01/29	250	266,030
North Slope (Borough of); Series 2008 A, Unlimited Tax GO	5.50%	06/30/19	1,000	1,202,680
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (b)	5.13%	06/01/24	650	682,799

				6,873,076

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona—2.65%
Arizona (State of);
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/13	$1,660	$1,813,915
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/14	3,000	3,321,060
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/15	2,000	2,231,480
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/16	3,000	3,352,980
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/18	2,000	2,209,000
Series 2010 A, COP (INS-AGM) (b)	5.00%	10/01/19	1,000	1,093,620
Series 2010 B, COP (INS-AGM) (b)	5.00%	10/01/21	2,000	2,125,580
Series 2010 B, COP (INS-AGM) (b)	5.00%	10/01/22	2,000	2,101,900
Series 2010 B, COP (INS-AGM) (b)	5.00%	10/01/23	2,000	2,083,160
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (a)	5.50%	05/01/12	2,500	2,588,175
Mesa (City of); Series 2009, Highway Project Advancement Unlimited Tax RN	3.50%	07/01/15	5,000	5,182,300
Mohave (County of) Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO (INS-AGC) (b)	5.00%	07/01/23	1,500	1,617,660
Phoenix (City of) Civic Improvement Corp.; Series 2001, Ref. Jr. Lien Wastewater System RB (INS-NATL) (b)	5.25%	07/01/11	3,000	3,084,810
Pima (County of) Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO (INS-AGC) (b)	4.00%	07/01/18	1,250	1,354,525
Pima (County of) Metropolitan Domestic Water Improvement District; Series 2009, Ref. Sr. Lien Water RB (INS-AGM) (b)	3.00%	01/01/14	1,000	1,045,840
Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,223,656
Series 2010, COP	3.50%	06/01/15	1,200	1,253,880
Series 2010, Sewer System RB (INS-AGM) (b)	5.00%	07/01/23	1,500	1,607,295
Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-XLCA) (b)	5.00%	07/01/24	750	787,268

				41,078,104

Arkansas—0.36%
Arkansas (State of) Development Finance Authority; Series 2009 A, Correctional Facilities Construction RB	4.88%	05/15/28	705	718,938
Bentonville (City of); Series 2009, Sales & Use Tax RB	4.50%	11/01/23	1,000	1,057,320
Conway (City of) Health Facilities Board (Conway Regional Medical Center); Series 2009, Ref. Hospital RB	5.25%	08/01/24	1,855	1,909,277
University of Arkansas;
Series 2009, Auxiliary Enterprises RB	4.38%	10/01/29	1,000	997,400
Series 2009, Capital Improvement RB	4.00%	10/01/29	1,000	935,680

				5,618,615

California—8.79%
ABAG Finance Authority for Non-Profit Corps. (Casa de las Campanas, Inc.);
Series 2010, RB (INS-Cal-Mortgage) (b)	3.00%	09/01/12	390	396,197
Series 2010, RB (INS-Cal-Mortgage) (b)	4.00%	09/01/15	1,000	1,039,900
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO (INS-AGC) (b)	5.00%	08/01/25	1,520	1,593,325
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO (INS-AGC) (b)	5.25%	08/01/28	1,350	1,418,958
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS-Cal-Mortgage) (b)	5.00%	08/15/17	385	418,187
California (State of) Department of Veterans Affairs; Series 2002 A, Home Purchase RB (INS-AMBAC) (b)	5.35%	12/01/27	4,070	4,113,101
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2009, RB	5.00%	08/15/11	1,000	1,025,620
Series 2009, RB	5.00%	08/15/12	1,500	1,585,395
Series 2009, RB	5.00%	08/15/13	2,500	2,697,725
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB (a)	5.00%	10/16/14	$3,000	$3,307,800
Series 2009 D, Ref. RB (a)	5.00%	10/18/16	6,000	6,754,560
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2002 B, RB (INS-Cal-Mortgage) (b)	5.10%	02/01/19	1,000	1,024,770
Series 2002 B, RB (INS-Cal-Mortgage) (b)	5.50%	02/01/24	1,250	1,257,950
California (State of) Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB (a)	2.60%	09/02/14	4,650	4,656,696
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS-Cal-Mortgage) (b)	5.25%	08/15/19	325	345,602
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (INS-AMBAC) (b)	5.05%	10/01/28	1,500	1,475,655
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2002 E, RB (a)	4.00%	05/02/11	1,000	1,014,230
California (State of) Statewide Communities Development Authority (Southern California Edison Co.); Series 2006 A, Ref. PCR (INS-XLCA) (a)(b)	4.10%	04/01/13	1,575	1,668,256
California (State of) Statewide Communities Development Authority (State of California Proposition 1A Receivables Program);
Series 2009, RB	4.00%	06/15/13	2,500	2,630,225
Series 2009, RB	5.00%	06/15/13	3,000	3,230,370
California (State of);
Series 2009, Various Purpose Unlimited Tax GO	5.00%	10/01/20	1,900	2,048,219
Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/20	1,150	1,260,987
Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/21	3,500	3,772,755
Series 2009, Various Purpose Unlimited Tax GO	5.25%	10/01/25	3,000	3,079,770
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO	5.00%	07/01/22	1,200	1,265,028
Series 2009 B, Ref. Economic Recovery Unlimited Tax GO (a)	5.00%	07/01/14	1,000	1,104,950
Corona-Norca Unified School District (Election of 2006 Capital Appreciation Bonds); Series 2009 C, Unlimited Tax GO (INS-AGM) (b)(e)	5.74%	08/01/21	1,500	885,915
Evergreen Elementary School District (Election of 2006 Capital Appreciation Bonds);
Series 2009 B, Unlimited Tax GO (INS-AGC) (b)(e)	6.06%	08/01/25	3,000	1,294,950
Series 2009 B, Unlimited Tax GO (INS-AGC) (b)(e)	6.34%	08/01/28	1,000	345,860
Fresno (City of); Series 2008 A, Sewer System RB (INS-AGC) (b)	5.00%	09/01/25	2,040	2,140,715
Hayward Unified School District (Election of 2008 Capital Appreciation Bonds);
Series 2010 A, Unlimited Tax GO (INS-AGM) (b)(e)	4.28%	08/01/17	1,000	771,940
Series 2010 A, Unlimited Tax GO (INS-AGM) (b)(e)	5.22%	08/01/20	1,000	623,070
Kern Community College District; Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,066,840
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO (INS-AGM) (b)	5.00%	08/01/24	1,000	1,057,350
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,021,820
Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,037,290
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,263,780
Los Angeles Unified School District (Election of 2004); Measure R Series 2009 I, Unlimited Tax GO	5.00%	07/01/26	670	696,760
Lynwood (City of) Utility Authority; Series 2009 A, Ref. Enterprise RB (INS-AGC) (b)	5.00%	06/01/29	500	505,520
Madera (City of) Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,297,677
Monrovia (City of) Financing Authority (Library); Series 2007, Lease RB (INS-AMBAC) (b)	4.63%	12/01/32	1,000	892,050
Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS-AGM) (b)	5.00%	08/01/16	1,000	1,131,750
Series 2009, COP (INS-AGM) (b)	5.00%	08/01/19	2,360	2,636,663
New Haven Unified School District;
Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	5.00%	08/01/20	3,030	3,385,692
Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	5.00%	08/01/21	1,290	1,413,646
Newport Beach (City of) (Hoag Memorial Hospital Presbyterian); Series 2009 D, RB (a)	5.00%	02/07/13	1,000	1,078,050
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,077,720
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,081,390
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,088,890
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,073,930
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Rancho Mirage (City of) Joint Powers Financing Authority (Eisenhower Medical Center); Series 2007 A, RB	5.00%	07/01/21	$1,000	$998,330
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO (INS-AGM) (b)	5.00%	07/01/25	1,000	1,044,540
Rowland Unified School District (Election of 2006 Capital Appreciation Bonds); Series 2009 B, Unlimited Tax GO (e)	5.91%	08/01/23	1,300	653,978
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,104,760
Series 2009 D, Sub. & PFC/Grant Airport System RB (INS-AGC) (b)	5.13%	07/01/25	1,500	1,574,370
Series 2010, Ref. COP	5.00%	02/01/14	6,000	6,402,360
Series 2010, Ref. COP	5.00%	02/01/16	4,665	5,066,796
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,328,760
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,262,740
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,619,715
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	527,240
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/13	1,000	1,091,930
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	558,760
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,141,700
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (b)	4.38%	01/01/24	1,000	919,670
Santa Monica Community College District (Election of 2002); Series 2010 E, Unlimited Tax GO (e)	5.70%	08/01/26	1,000	427,990
Torrance Unified School District (Election of 2008 Capital Appreciation Bonds);
Measure Z Series 2009 B-1, Unlimited Tax GO (e)	6.13%	08/01/22	1,900	1,026,190
Measure Z Series 2009 B-1, Unlimited Tax GO (e)	6.20%	08/01/23	2,000	1,006,120
Twin Rivers Unified School District (School Facility Bridge Program); Series 2007, COP (INS-AGM) (a)(b)	3.50%	05/31/13	4,250	4,235,890
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (b)	5.00%	03/01/29	2,040	2,015,785
Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	4,742,232
Series 2009 A, Electric System RB	5.50%	08/01/15	525	581,889
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO	6.00%	08/01/27	1,000	1,076,190
West Sacramento Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,089,609
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO (INS-AGM) (b)	5.00%	08/01/28	2,710	2,790,704

				136,343,747

Colorado—2.72%
Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-State of Colorado Intercept Program)	5.00%	05/15/29	450	467,280
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-State of Colorado Intercept Program)	5.20%	05/15/27	340	361,498
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS-AGM) (b)	5.00%	12/01/20	1,000	1,081,900
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	930	1,036,262
Colorado (State of) Health Facilities Authority (NCMC, Inc.);
Series 2003 A, Hospital RB (INS-AGM) (b)	5.00%	05/15/15	1,000	1,099,120
Series 2003 A, Hospital RB (INS-AGM) (b)	5.25%	05/15/26	1,000	1,038,350
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,050,938
Colorado (State of) School of Mines; Series 2009 A, Ref. & Improvement Enterprise RB (CEP-State of Colorado Intercept Program)	5.00%	12/01/29	500	516,815
Denver School District No. 1; Series 2009 A, Unlimited Tax GO	5.00%	12/01/28	1,000	1,072,600
E-470 Public Highway Authority;
Series 2007 C-2, Sr. RB (INS-NATL) (a)(b)	5.00%	09/02/13	3,300	3,501,564
Series 2007 D-2, Sr. RB (INS-NATL) (a)(b)	5.00%	09/02/13	14,755	15,595,740
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/12	$1,040	$1,074,882
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/13	1,125	1,173,904
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,050,145
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,042,200
Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS-AMBAC) (b)	5.00%	12/01/14	1,300	1,460,823
Northwest Parkway Public Highway Authority (Current Interest); Series 2001 A, Sr. RB (f)	5.00%	06/15/11	1,000	1,022,520
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,679,482
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	3,015	3,336,670
University of Colorado Hospital Authority; Series 1997 A, Ref. RB (INS-AMBAC) (b)	5.25%	11/15/22	1,470	1,470,544

				42,133,237

Connecticut—0.33%
Connecticut (State of) (Transportation Infrastructure Purposes); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,341,620
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2010 A-4, RB (a)	5.00%	02/12/15	1,500	1,721,535
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,068,490

				5,131,645

Delaware—0.23%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	1,000	963,180
Series 2009 A, RB	4.15%	07/01/23	1,000	957,790
Series 2009 A, RB	5.00%	07/01/18	1,540	1,664,971

				3,585,941

District of Columbia—0.39%
District of Columbia (Georgetown University);
Series 2001 C, University RB (a)	5.25%	04/01/23	3,730	3,904,005
Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,216,180

				6,120,185

Florida—6.33%
Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,647,716
Citizens Property Insurance Corp.;
Series 2008 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/11	2,240	2,286,950
Series 2009 A-1, Sr. Sec. High Risk Account RB (INS-AGC) (b)	5.00%	06/01/12	2,000	2,067,940
Series 2009 A-1, Sr. Sec. High Risk Account RB (INS-AGC) (b)	5.00%	06/01/12	2,000	2,135,360
Series 2009 A-1, Sr. Sec. High Risk Account RB (INS-AGC) (b)	5.00%	06/01/16	3,050	3,331,850
Series 2010 A-1, Sr. Sec. High Risk Account RB (INS-AGM) (b)	2.00%	06/01/14	2,500	2,663,375
Series 2010 A-1, Sr. Sec. High Risk Account RB (INS-AGM) (b)	2.00%	06/01/15	5,000	5,377,900
Series 2010 A-1, Sr. Sec. High Risk Account RB (INS-AGM) (b)	2.00%	06/01/17	2,000	2,104,160
Series 2010 A-2, Sr. Sec. High Risk Account RN	2.00%	04/21/11	3,000	3,013,950
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,162,240
Series 2009 A, Lottery RB	5.25%	07/01/24	1,640	1,788,453
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (b)	5.00%	07/01/18	1,335	1,470,329
Florida (State of) Department of Environmental Protection;
Series 2002 B, Florida Forever RB (INS-NATL) (b)	5.25%	07/01/22	3,000	3,133,800
Series 2003 C, Florida Forever RB (INS-AMBAC) (b)	5.00%	07/01/19	3,525	3,732,270
Florida (State of) Hurricane Catastrophe Fund Finance Corp.;
Series 2006 A, RB (INS-NATL) (b)	5.00%	07/01/11	4,000	4,079,200
Series 2008 A, RB	5.00%	07/01/13	1,760	1,874,277
Series 2010 A, RB	5.00%	07/01/15	5,000	5,452,200
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Gulf Breeze (City of) (2010 A Loan Program — Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS-AGM) (b)	5.00%	10/01/15	$1,590	$1,775,187
Series 2010 A, Capital Funding RB (INS-AGM) (b)	5.00%	10/01/16	1,495	1,676,194
Gulf Breeze (City of) (Local Government Loan Program);
Series 1985 J, RB (a)	4.20%	12/01/17	2,000	2,051,880
Series 1985 J, RB	4.50%	12/01/20	3,000	3,164,460
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,190,600
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,239,900
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (a)	5.15%	09/01/13	550	593,060
Jacksonville (City of) (Better Jacksonville); Series 2003, Sales Tax RB (INS-NATL) (b)	5.25%	10/01/16	3,000	3,268,920
JEA; Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,138,703
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS-AGM) (b)	5.00%	10/01/17	1,900	2,163,036
Series 2003, Ref. Electric System RB (INS-AGM) (b)	5.25%	10/01/15	1,500	1,709,715
Series 2003, Ref. Electric System RB (INS-AGM) (b)	5.25%	10/01/16	1,500	1,730,580
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO (INS-AGM) (b)	5.00%	01/01/16	1,000	1,107,340
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (b)	5.00%	10/01/28	750	757,958
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO	5.00%	07/01/17	500	573,045
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (b)	5.00%	06/01/18	1,000	1,101,210
Series 2009, Public Facilities RB (INS-AGC) (b)	5.50%	06/01/29	2,325	2,443,319
Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS-AGC) (b)	5.00%	10/01/27	120	122,006
Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/26	1,000	1,024,700
Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/29	1,000	1,006,680
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2008 A-2, Hospital RB (INS-NATL) (a)(b)	4.55%	08/01/13	500	522,865
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (b)	5.00%	10/01/24	1,500	1,594,995
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (b)	5.13%	10/01/25	1,500	1,602,900
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (b)	5.50%	10/01/20	1,500	1,720,245
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	2,085	2,256,595
Orange (County of); Series 2005, Ref. Tourist Development Tax RB (INS-AMBAC) (b)	5.00%	10/01/12	1,095	1,171,508
Pasco (County of);
Series 2009 A, Water & Sewer RB	4.00%	10/01/17	500	539,890
Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	858,083
Port St. Lucie (City of) Master Lease Project (Municipal Complex); Series 2008, Ref. COP (INS-AGC) (b)	6.25%	09/01/27	500	547,850
Tampa (City of) (BayCare Health System); Series 2010, Health System RB	5.00%	11/15/19	1,500	1,624,905
Winter Park (City of);
Series 2009 A, Ref. Electric RB (INS-AGM) (b)	4.00%	10/01/19	500	524,465
Series 2009 A, Ref. Electric RB (INS-AGM) (b)	4.38%	10/01/22	325	331,747
Series 2009 A, Ref. Electric RB (INS-AGM) (b)	5.00%	10/01/29	4,695	4,770,120

				98,226,631

Georgia—5.37%
Atlanta (City of);
Series 2003RF C-2, Ref. VRD Airport General RB (INS-NATL) (b)(c)(d)	2.30%	01/01/30	21,925	21,925,000
Series 2003RF C-3, Ref. VRD Airport General RB (INS-NATL) (b)(c)(d)	2.30%	01/01/30	9,300	9,300,000
Series 2009 B, Water & Wastewater RB (INS-AGM) (b)	4.00%	11/01/15	1,000	1,070,830
Series 2009 B, Water & Wastewater RB (INS-AGM) (b)	4.13%	11/01/19	970	1,002,544
Series 2009 B, Water & Wastewater RB (INS-AGM) (b)	5.00%	11/01/17	1,500	1,677,015
Series 2009 B, Water & Wastewater RB (INS-AGM) (b)	5.00%	11/01/20	1,500	1,626,780
Series 2009 B, Water & Wastewater RB (INS-AGM) (b)	5.00%	11/01/21	1,500	1,606,095
Series 2009 B, Water & Wastewater RB (INS-AGM) (b)	5.25%	11/01/27	2,000	2,117,700
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Burke (County of) Development Authority (Georgia Power Co. — Plant Vogtle); Fourth Series 1995, PCR (a)	3.75%	01/12/12	$4,000	$4,106,320
Carroll City-County Hospital Authority (Tanner Medical Center, Inc.); Series 2010, RAC	5.00%	07/01/25	1,000	1,055,290
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	1,500	1,533,195
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,592,900
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,558,725
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB	4.00%	11/15/16	2,460	2,596,038
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	3,605	3,644,871
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2010 A, RAC	5.00%	02/15/16	1,245	1,347,625
Series 2010 A, RAC	5.00%	02/15/19	1,500	1,575,060
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,036,660
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,028,260
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.);
Series 2007 D, RAC (INS-AGM) (b)	5.00%	07/01/24	2,000	2,036,960
Series 2007 D, RAC (INS-AGM) (b)	5.25%	07/01/29	2,000	2,017,100
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	635	654,704
Series 2009, RAC	4.00%	08/01/20	710	714,111
Series 2009, RAC	5.00%	08/01/24	1,260	1,302,903
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS-AGM) (b)	3.50%	08/01/20	2,000	1,955,720
Series 2010, RAC (INS-AGM) (b)	5.00%	08/01/21	1,500	1,588,110
Richmond (County of) Hospital Authority (University Health Services, Inc.);
Series 2009, RAC	5.25%	01/01/29	2,500	2,488,325
Series 2009, RAC	5.50%	01/01/24	2,490	2,581,906
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS-XLCA) (b)	5.00%	08/01/20	1,385	1,508,320
Series 2007, RB (INS-XLCA) (b)	5.00%	08/01/21	1,490	1,602,480
Series 2007, RB (INS-XLCA) (b)	5.00%	08/01/22	605	644,180
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	734,513

				83,230,240

Guam—0.10%
Guam (Government of) (Section 30);
Series 2009 A, Limited Obligation RB	5.00%	12/01/12	480	503,539
Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,000	1,073,130

				1,576,669

Idaho—0.81%
Caldwell (City of) Urban Renewal Agency; Series 2008, Tax Allocation RB	4.00%	09/01/19	1,205	1,218,677
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,139,720
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & Revenue Anticipation RB	5.25%	07/15/25	500	540,640
Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	535	548,760
Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	1,455	1,503,873
University of Idaho;
Series 2007 B, Ref. RB (INS-AGM) (a)(b)	4.50%	04/01/18	1,760	1,873,872
Series 2010 B, RB	5.00%	04/10/26	1,270	1,343,711
Series 2011, Ref. RB (a)	5.25%	04/01/21	4,000	4,366,800

				12,536,053

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—5.02%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO (INS-AGM) (b)	5.00%	01/01/23	$1,260	$1,338,372
Chicago (City of) (Chicago O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS-AGM) (b)	5.00%	01/01/16	1,400	1,560,496
Series 2010 C, General Airport Third Lien RB (INS-AGC) (b)	5.25%	01/01/21	1,025	1,129,981
Chicago (City of) Transit Authority (Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/23	2,500	2,635,650
Cook (County of) School District No. 144 (Prairie-Hills);
Series 2010 A, Limited Tax GO (INS-AGM) (b)	4.00%	12/01/16	960	1,013,299
Series 2010 A, Limited Tax GO (INS-AGM) (b)	4.25%	12/01/20	630	636,300
Series 2010 A, Limited Tax GO (INS-AGM) (b)	5.00%	12/01/23	2,520	2,591,543
Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO (INS-AMBAC) (b)	5.00%	11/15/17	5,000	5,428,300
Series 2009 A, Ref. Unlimited Tax GO	5.00%	11/15/19	2,000	2,232,720
Series 2009 C, Ref. Unlimited Tax GO	5.00%	11/15/20	7,500	8,210,625
DeKalb (County of) Community Unit School District No. 428 (DeKalb);
Series 2010, School Building Capital Appreciation Unlimited Tax GO (e)	4.12%	01/01/19	1,000	711,730
Series 2010, School Building Capital Appreciation Unlimited Tax GO (e)	4.44%	01/01/20	1,000	669,790
Dolton (Village of);
Series 2009 A, Unlimited Tax GO (INS-AGC) (b)	4.25%	12/01/21	1,000	1,069,290
Series 2009 A, Unlimited Tax GO (INS-AGC) (b)	4.25%	12/01/22	1,000	1,055,750
Illinois (State of) (Illinois FIRST);
Series 2001, Ref. Unlimited Tax GO (INS-AGM) (b)	5.25%	10/01/11	1,790	1,847,817
Series 2002, Unlimited Tax GO (INS-NATL) (b)	5.25%	10/01/21	1,500	1,549,545
Illinois (State of) Educational Facilities Authority (University of Chicago); Series 1998 B, RB (a)	3.38%	02/03/14	1,000	1,057,810
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/20	1,025	1,105,288
Illinois (State of) Finance Authority (Children’s Memorial Hospital); Series 2008 A, RB (INS-AGC) (b)	5.25%	08/15/33	1,000	1,006,530
Illinois (State of) Finance Authority (NorthShore University HealthSystem); Series 2010, Ref. RB	5.00%	05/01/21	1,250	1,332,500
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM) (b)	5.00%	05/15/17	2,000	2,146,920
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS-AGM) (b)	5.25%	03/01/22	1,250	1,356,175
Series 2005, RB (INS-AGM) (b)	5.25%	03/01/23	1,500	1,612,365
Illinois (State of) Finance Authority (University of Chicago Medical Center);
Series 2009 B, Ref. RB	5.00%	08/15/22	1,000	1,059,500
Series 2009 C, RB	5.25%	08/15/29	2,000	2,024,000
Illinois (State of) Health Facilities Authority (Advocate Health Care Network); Series 2003 A, RB (a)	4.38%	07/01/14	830	872,114
Illinois (State of) Student Assistance Commission; Series 2009, Student Loan RB (INS-AGC) (b)	3.15%	05/01/14	2,000	2,007,400
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO	5.00%	01/01/12	2,000	2,067,180
Series 2010, Ref. Unlimited Tax GO (INS-AGM) (b)	5.00%	01/01/16	1,000	1,093,170
Series 2010, Ref. Unlimited Tax GO (INS-AGM) (b)	5.00%	01/01/19	1,000	1,065,630
Series 2010, Ref. Unlimited Tax GO (INS-AGM) (b)	5.00%	01/01/21	2,000	2,082,920
Kane & De Kalb (Counties of) Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO (INS-AGM) (b)	5.50%	02/01/28	1,500	1,600,290
Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO (INS-NATL) (b)	5.25%	01/01/23	4,000	4,353,320
Kendall, Kane & Will (Counties of) Community Unit School District No. 308;
Series 2007, Unlimited Tax GO (INS-AGC) (b)	5.00%	02/01/23	5,795	6,194,333
Series 2007 A, Ref. Unlimited Tax GO (INS-NATL) (b)	4.38%	10/01/21	1,000	1,031,250
LaSalle & Grundy (Counties of) Township High School District No.160 (Seneca); Series 2010, Debt Ctfs. Limited Tax GO	5.50%	02/01/30	2,500	2,510,875
Madison & St. Clair (Counties of) Community Unit School District No. 10 (Collinsville); Series 2001, School Building Unlimited Tax GO (INS-NATL) (b)	5.00%	02/01/11	1,150	1,155,854
Northern Illinois Municipal Power Agency (Prairie St. Power); Series 2007 A, RB (INS-NATL) (b)	5.00%	01/01/19	1,000	1,091,420
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO	5.00%	10/01/19	1,000	1,136,310
Series 2009, Ref. Unlimited Tax GO	5.00%	10/01/21	1,480	1,626,150
Will, Grundy & Etc. (Counties of) Community College District No. 525 (Joliet Jr. College); Series 2008, Alternative Revenue Source Unlimited Tax GO	5.75%	06/01/27	1,435	1,581,729

				77,852,241

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—1.01%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	$1,000	$1,084,370
Indiana (State of) Health Facility Financing Authority (Ascension Health Subordinate Credit Group); Series 2005 A-6, RB (a)	5.00%	06/01/14	3,500	3,887,625
Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana Obligated Group); Series 2004 A, Hospital RB	5.38%	03/01/19	1,000	1,036,320
Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (b)	5.25%	01/01/29	1,040	1,116,024
Monroe (County of) Community 1996 School Corp.; Series 2009, First Mortgage RB (INS-AGM) (b)	5.13%	01/15/24	2,285	2,490,513
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-CIFG) (b)	5.00%	01/15/22	2,470	2,482,053
Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR (a)	6.25%	06/02/14	1,000	1,111,110
Series 2009 B, Ref. PCR (a)	6.25%	06/02/14	500	555,555
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (b)	5.00%	10/01/23	400	423,548
Zionsville (Town of) Community Schools Building Corp.; Series 2002, First Mortgage RB (f)	5.00%	07/15/11	1,420	1,443,274

				15,630,392

Iowa—1.59%
Coralville (City of) (Urban Renewal) Series 2009 D, Annual Appropriation Unlimited Tax General Obligation BAN	4.00%	05/01/11	1,000	1,014,210
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS-AGC) (b)	5.00%	02/15/13	1,500	1,611,480
Series 2005 A, Health Facilities RB (INS-AGC) (b)	5.00%	02/15/18	1,000	1,129,840
Series 2005 A, Health Facilities RB (INS-AGC) (b)	5.00%	02/15/19	500	562,805
Series 2009 F, Health Facilities RB (a)	5.00%	08/15/12	1,000	1,063,050
Iowa (State of) Student Loan Liquidity Corp.;
Series 2009-1, Student Loan RB	4.00%	12/01/13	1,500	1,563,375
Series 2009-1, Student Loan RB	5.00%	12/01/15	2,500	2,732,500
Series 2009-1, Student Loan RB	5.00%	12/01/16	2,525	2,761,062
Series 2009-1, Student Loan RB	5.25%	12/01/17	2,500	2,747,800
Series 2009-1, Student Loan RB	5.25%	12/01/18	2,500	2,728,300
Series 2009-2, Student Loan RB	5.40%	12/01/23	2,500	2,575,075
Series 2009-3, Student Loan RB	5.00%	12/01/19	2,500	2,660,225
Washington Community School District; Series 2009, School Infrastructure Sales, Services & Use Tax RB	5.00%	07/01/28	1,500	1,529,310

				24,679,032

Kansas—0.56%
Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC) (b)	5.00%	06/01/21	1,000	1,119,010
Johnson (County of) Water District No. 1; Series 2001, Ref. RB	5.00%	06/01/11	1,770	1,811,843
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,145,330
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,681,400
Wichita (City of) (Via Christi Health System, Inc.); Series 2009 III-A, Ref. & Improvement Hospital Facilities RB	4.50%	11/15/12	1,000	1,055,450
Wyandotte (County of) Unified School District No. 500; Series 2001, Unlimited Tax GO (INS-AGM) (b)	5.50%	09/01/11	1,750	1,818,057

				8,631,090

Kentucky—2.91%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (b)	5.25%	02/01/28	2,530	2,583,585
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Sub. Series 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	550	586,339
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	5.00%	06/01/16	855	892,859
Series 2010 A, Hospital RB	5.00%	06/01/17	5,455	5,647,725
Series 2010 A, Hospital RB	5.00%	06/01/18	1,000	1,024,500
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—(continued)
Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 A, Ref. & Improvement Hospital Facilities RB	5.13%	05/01/29	$1,000	$1,029,930
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS-AGM) (b)	5.00%	09/01/21	5,860	6,431,819
Series 2010 A, Power System RB (INS-AGM) (b)	5.00%	09/01/22	4,560	4,941,444
Series 2010 A, Power System RB (INS-AGM) (b)	5.00%	09/01/23	1,000	1,072,770
Series 2010 C, Power System RB (INS-AGM) (b)	4.00%	09/01/16	800	870,304
Louisville & Jefferson (Counties of) Metropolitan Government (Jewish Hospital & St. Mary’s HealthCare, Inc.); Series 2008, Health Facilities RB	6.00%	02/01/22	1,000	1,032,440
Louisville & Jefferson (Counties of) Metropolitan Sewer District (Commonwealth of Kentucky);
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/14	2,500	2,778,600
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,836,300
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,297,400
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (b)	5.00%	10/01/24	2,000	2,140,780

				45,166,795

Louisiana—3.51%
East Baton Rouge Sewerage Commission; Series 2009 A, RB	4.50%	02/01/22	1,000	1,041,650
Greater New Orleans Expressway Commission;
Series 2009, Ref. RB (INS-AGC) (b)	2.75%	11/01/13	600	619,254
Series 2009, Ref. RB (INS-AGC) (b)	2.75%	11/01/14	600	618,048
Series 2009, Ref. RB (INS-AGC) (b)	3.00%	11/01/15	1,000	1,034,640
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, RB (INS-AGM) (b)	5.25%	01/01/28	1,000	1,039,600
Lafayette (City of); Series 2010, Utilities RB	5.00%	11/01/26	2,500	2,597,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (b)	5.00%	02/01/29	1,000	1,025,820
Louisiana (State of) Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (b)	5.00%	06/01/16	1,000	1,079,580
Series 2006 B, Assessment RB (INS-AMBAC) (b)	5.25%	06/01/14	1,280	1,381,670
Series 2009 C-3, Assessment RB (INS-AGC) (b)	6.13%	06/01/25	1,500	1,675,905
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo-Bossier Parishes Port Commission);
Series 2010, Ref. RB (INS-AGM) (b)	4.00%	04/01/17	1,520	1,642,892
Series 2010, Ref. RB (INS-AGM) (b)	4.00%	04/01/18	1,600	1,709,824
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS-AGC) (b)	3.00%	05/01/14	1,000	1,042,220
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,125,520
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lake Charles);
Series 2009, Ref. RB (INS-AGC) (b)	4.00%	04/01/16	1,435	1,565,858
Series 2009, Ref. RB (INS-AGC) (b)	4.00%	04/01/17	1,000	1,085,410
Series 2009, Ref. RB (INS-AGC) (b)	4.00%	04/01/18	1,555	1,673,973
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (b)	5.00%	10/01/26	1,500	1,556,310
Louisiana (State of) Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, FHA Insured Mortgage RB (INS-NATL) (b)	5.00%	07/01/14	1,000	1,089,740
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-CIFG) (b)	5.00%	07/01/22	500	504,865
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008 B, Ref. RB (INS-AGC) (b)	5.75%	07/01/18	900	960,804
Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,607,340
Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,089,550
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,081,280
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,069,090
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS-AMBAC) (b)	5.00%	06/01/18	1,000	1,077,700
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)
Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS-NATL) (b)	4.50%	06/01/21	$1,000	$1,037,490
Louisiana State University & Agricultural & Mechanical College, Board of Supervisors; Series 2010 A, Ref. & Auxiliary RB	5.00%	07/01/23	1,000	1,074,820
Monroe (City of) (Economic Development — Garret Rd.);
Series 2008, Ref. & Sales Tax Increment RB (INS-AGC) (b)	5.25%	03/01/22	1,300	1,337,050
Series 2008, Ref. & Sales Tax Increment RB (INS-AGC) (b)	5.38%	03/01/24	1,000	1,024,290
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone RB	5.00%	01/01/16	1,250	1,337,525
Series 2009 A, Gulf Opportunity Zone RB	5.13%	01/01/17	1,730	1,856,861
Series 2009 A, Gulf Opportunity Zone RB	5.25%	01/01/18	1,575	1,681,864
Series 2009 A, Gulf Opportunity Zone RB	5.50%	01/01/19	1,100	1,181,928
Series 2009 A, Gulf Opportunity Zone RB	5.75%	01/01/20	1,890	2,029,369
Series 2009 A, Gulf Opportunity Zone RB	6.00%	01/01/25	1,000	1,043,830
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring RB (INS-AGC) (b)	5.00%	01/01/19	500	537,635
Series 2009 A-1, Ref. & Restructuring RB (INS-AGC) (b)	6.00%	01/01/23	1,025	1,151,464
New Orleans (City of); Series 2009, Ref. Sewage Service RB (INS-AGC) (b)	6.25%	06/01/29	1,000	1,049,350
Plaquemines (Parish of) Law Enforcement District;
Series 2009, Limited Tax GO	4.00%	09/01/14	1,200	1,257,468
Series 2009, Limited Tax GO	4.50%	09/01/17	1,350	1,434,928
Regional Transit Authority (New Orleans, LA); Series 2010, Sales Tax RB (INS-AGM) (b)	5.00%	12/01/26	1,500	1,564,785
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,000	934,800
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	974,830

				54,505,830

Maine—0.35%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, School Unlimited Tax GO (INS-AGM) (b)	5.00%	12/15/19	750	830,700
Series 2008 B, School Unlimited Tax GO (INS-AGM) (b)	5.00%	12/15/20	870	952,841
Series 2008 B, School Unlimited Tax GO (INS-AGM) (b)	5.50%	12/15/23	950	1,040,564
Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,543,275

				5,367,380

Maryland—0.62%
Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	263,657
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,092,440
Series 2008, RB (INS-AGC) (b)	5.00%	07/01/20	1,000	1,091,520
Series 2008, RB (INS-AGC) (b)	5.00%	07/01/22	1,005	1,074,355
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group);
Series 2008 B, RB (a)	5.00%	05/15/13	1,000	1,088,670
Series 2008 B, RB (a)	5.00%	05/15/15	715	804,783
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 F, RB	4.50%	07/01/20	500	511,925
Series 2008 F, RB	5.00%	07/01/17	500	547,765
Series 2010, RB	5.00%	07/01/19	400	437,632
Series 2010, RB	5.00%	07/01/20	1,000	1,072,780
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.00%	01/01/20	500	513,175
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,046,940

				9,545,642

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—1.07%
Massachusetts (Commonwealth of) (Construction Loan); Series 2001 D, Limited Tax GO (f)	5.25%	11/01/11	$2,500	$2,611,825
Massachusetts (State of) Department of Transportation;
Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/22	1,000	1,079,480
Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/23	2,000	2,138,460
Massachusetts (State of) Development Finance Agency (Boston University); Series 2009 V-1, RB	5.00%	10/01/29	1,000	1,009,890
Massachusetts (State of) Health & Educational Facilities Authority (Baystate Medical Center); Series 2009 K-1, RB (a)	5.00%	07/01/13	2,500	2,670,100
Massachusetts (State of) Health & Educational Facilities Authority (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (b)	4.00%	11/15/17	730	764,588
Massachusetts (State of) Health & Educational Facilities Authority (Lesley University); Series 2009 A, RB (INS-AGC) (b)	5.00%	07/01/23	1,095	1,182,545
Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University); Series 2008 T-2, RB (a)	4.10%	04/19/12	1,485	1,536,648
Massachusetts (State of) Health & Educational Facilities Authority (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,597,140
Worcester (City of); Series 2009, Limited Tax GO (INS-AGC) (b)	4.00%	11/01/16	1,860	2,045,386

				16,636,062

Michigan—5.19%
Adrian (City of) School District; Series 2007, Ref. Unlimited Tax GO (INS-AGM) (b)	5.50%	05/01/15	755	865,366
Avondale School District; Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	4.00%	05/01/19	1,000	1,015,500
Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO (INS-AMBAC)(b)	5.00%	05/01/15	1,110	1,231,490
Central Michigan University Board of Trustees;
Series 2009, Ref. General RB	5.00%	10/01/11	1,170	1,209,300
Series 2009, Ref. General RB	5.00%	10/01/13	1,430	1,568,009
Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,684,601
Detroit (City of);
Series 2010, Distributable State Aid Limited Tax GO	5.00%	11/01/14	1,445	1,592,173
Series 2010, Distributable State Aid Limited Tax GO	5.00%	11/01/16	1,000	1,118,410
Series 2010, Distributable State Aid Limited Tax GO	5.00%	11/01/19	1,000	1,089,090
Series 2010, Distributable State Aid Limited Tax GO	5.00%	11/01/20	1,000	1,078,210
Hartland Consolidated Schools; Series 2001, Ref. Unlimited Tax GO (CEP-Michigan School Bond Loan Fund)	5.50%	05/01/11	1,000	1,018,900
Hastings Area School System; Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	3.25%	05/01/15	1,475	1,537,584
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB (a)	2.63%	06/30/14	2,250	2,305,913
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/13	540	555,449
Series 2009, Ref. RB	4.00%	11/15/13	655	676,006
Series 2009, Ref. RB	5.00%	11/15/13	1,500	1,553,640
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,082,230
Michigan (State of) Hospital Finance Authority (McLaren Health Care); Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,223,860
Michigan (State of) Municipal Bond Authority (Clean Water Revolving Fund); Series 2002, Ref. RB	5.25%	10/01/21	1,300	1,388,595
Michigan (State of) Municipal Bond Authority (Downtown Development Local);
Series 2009 A, Local Government Loan Program RB	5.00%	05/01/21	1,515	1,614,990
Series 2009 A, Local Government Loan Program RB	5.13%	05/01/23	800	843,120
Series 2009 A, Local Government Loan Program RB	5.25%	05/01/24	500	526,735
Michigan (State of) Municipal Bond Authority;
Series 2009 C, Local Government Loan Program RB (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	2,048,394
Series 2009 C, Local Government Loan Program RB (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,069,343
Series 2010 B, State Aid RN	5.00%	03/21/11	2,000	2,015,940
Michigan (State of) State Building Authority (Facilities Program);
Series 2003 I, Ref. RB (INS-AGM) (b)	5.25%	10/15/16	4,315	4,707,708
Series 2009 I, Ref. RB (INS-AGC) (b)	5.00%	10/15/23	7,150	7,544,323
Series 2009 I, Ref. RB (INS-AGC) (b)	5.25%	10/15/24	1,040	1,102,046
Series 2009 II, RB	4.00%	10/15/15	1,000	1,078,720
Series 2009 II, RB	4.00%	10/15/16	1,950	2,110,407
Series 2009 II, RB (INS-AGM) (b)	5.00%	10/15/21	1,180	1,276,264
Series 2009 II, RB (INS-AGM) (b)	5.00%	10/15/22	1,020	1,092,216
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—(continued)
Michigan (State of) Strategic Fund (Detroit Edison Co. Pollution Control Bonds); Series 1995 CC, Ref. Limited Obligation RB (INS-AMBAC) (a)(b)	4.85%	09/01/11	$2,025	$2,057,137
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,401,130
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/20	1,000	1,113,230
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	2,000	2,152,940
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,070,060
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,228,720
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,144,960
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	1,903,776
Southgate Community School District; Series 2005, Ref. Unlimited Tax GO (INS-NATL) (b)	5.00%	05/01/18	1,710	1,873,818
Wayne State University;
Series 2007 A, General RB (INS-NATL) (b)	5.00%	11/15/12	1,190	1,274,740
Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,295,340
Wyandotte (City of); Series 2009 A, Ref. & Electric System RB (INS-AGC) (b)	5.25%	10/01/28	250	258,768
Ypsilanti School District;
Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	4.00%	05/01/12	2,270	2,357,372
Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	4.00%	05/01/14	1,985	2,108,050
Series 2009, Ref. Unlimited Tax GO (INS-AGC) (b)	5.00%	05/01/18	1,270	1,412,088

				80,476,661

Minnesota—2.36%
Duluth Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/12	1,050	1,087,621
Series 2009 B, COP	4.00%	03/01/13	1,325	1,400,843
Series 2009 B, COP	4.00%	03/01/14	1,360	1,457,607
Series 2009 B, COP	4.00%	03/01/15	1,400	1,511,314
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care Facilities RB (INS-AGM) (b)	5.00%	08/15/19	1,400	1,572,256
Series 1995 B, Health Care Facilities RB (INS-AGM) (b)	5.00%	08/15/21	1,350	1,484,460
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	786,385
Series 2010 A, Health Care Facilities RB	5.00%	08/15/21	1,635	1,736,959
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Sub. Ref. RB (INS-NATL) (b)	5.00%	01/01/19	2,930	3,228,010
Series 2009 A, Sr. Ref. RB	4.00%	01/01/16	730	792,525
Series 2009 A, Sr. Ref. RB	5.00%	01/01/20	1,000	1,109,280
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (b)	4.00%	02/15/14	1,000	1,063,370
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (b)	4.00%	02/15/20	1,500	1,534,185
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (b)	5.00%	02/15/16	570	636,656
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (b)	5.00%	02/15/21	1,500	1,618,710
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,082,840
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,083,790
Series 2009 Seven-A, RB	4.50%	10/01/20	880	950,171
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,051,310
Series 2009 Six-X, RB	5.00%	04/01/24	500	526,570
Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential Housing Finance RB	5.20%	01/01/23	935	993,924
Series 2009 B, Residential Housing Finance RB	5.45%	07/01/24	885	939,658
St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	550,225
Series 2010 A, Health Care RB	5.00%	05/01/25	1,000	1,013,920
Series 2010 B, Health Care RB	5.00%	05/01/13	595	637,483
Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,103,910
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	$1,470	$1,584,763
Series 2009, Health Care RB	5.00%	02/01/19	1,755	1,848,664
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,276,268

				36,663,677

Mississippi—0.61%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,738,460
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (b)	5.00%	07/01/24	1,000	1,060,830
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation IDR (INS-AGM) (b)	5.00%	07/01/19	1,160	1,272,253
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (b)	5.00%	07/01/16	1,000	1,110,830
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	2,475	2,616,768
Rankin (County of) School District; Series 2001, Unlimited Tax GO (INS-AGM) (b)	5.00%	10/01/11	1,625	1,685,710

				9,484,851

Missouri—1.57%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities IDR	5.50%	06/01/29	250	252,535
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	519,960
Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,080,720
Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,021,880
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO	5.00%	03/01/25	1,250	1,347,500
Missouri (State of) Development Finance Board (Missouri Association Municipal Utilities); Series 1999, VRD Lease RB (c)(d)(g)	5.50%	12/01/22	535	535,000
Missouri (State of) Environmental Improvement & Energy Resources Authority (State Revolving Funds); Series 2001, Drinking Water & Water PCR (f)	5.00%	07/01/11	885	909,576
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,107,940
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	4,997,788
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.);
Series 2004 A, Health Facilities RB (INS-AGM) (b)	5.00%	11/15/18	1,260	1,403,602
Series 2010 A, Health Facilities RB	5.00%	11/15/20	1,000	1,067,900
Series 2010 A, Health Facilities RB	5.25%	11/15/25	250	259,278
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital); Series 2009, Health Facilities RB	5.25%	05/15/29	2,000	1,997,600
Missouri (State of) Health & Educational Facilities Authority (University of Missouri — Columbia Arena); Series 2001, Educational Facilities RB	5.00%	11/01/19	2,540	2,626,131
Missouri (State of) Health & Educational Facilities Authority (Webster University); Series 2001, Educational Facilities RB (INS-NATL) (b)	5.00%	04/01/11	1,075	1,088,169
Missouri (State of) Housing Development Commission (Homeownership Loan Program); Series 2008 B-2, Single Family Mortgage RB (CEP-GNMA/FNMA/FHLMC)	5.10%	03/01/28	350	361,319
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (b)	5.00%	07/01/20	1,125	1,225,193
St. Louis (City of) Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS-AGC) (b)	5.00%	07/15/21	1,500	1,600,170

				24,402,261

Montana—0.75%
Gallatin (County of) Airport Authority (PFC Supported); Series 2009, RB	4.38%	06/01/29	3,515	3,372,748
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	414,512
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group);
Series 2010, Health Care Facilities RB	4.00%	07/01/15	1,255	1,324,903
Series 2010, Health Care Facilities RB	5.00%	07/01/30	500	502,735
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Montana—(continued)
Montana (State of) Facility Finance Authority (Master Loan Program — Glendive Medical Center, Inc.);
Series 2008 A, Health Care Facilities RB	4.63%	07/01/18	$1,010	$1,105,597
Series 2008 A, Health Care Facilities RB	4.75%	07/01/28	1,000	985,310
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,040,190
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,812,625

				11,558,620

Nebraska—0.12%
Douglas (County of) School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO	5.45%	06/15/22	500	527,715
Municipal Energy Agency of Nebraska; Series 2009 A, Ref. & Power Supply System RB (INS-BHAC) (b)	5.13%	04/01/29	250	263,143
Nebraska (State of) Elementary & Secondary School Finance Authority (Boys Town); Series 2008, Educational Facilities RB	4.75%	09/01/28	1,000	1,008,650

				1,799,508

Nevada—2.38%
Clark (County of) (Bond Bank); Series 2006, Limited Tax GO (INS-AMBAC) (b)	5.00%	11/01/21	5,235	5,684,320
Clark (County of) School District; Series 2004 A, Ref. Limited Tax GO (INS-AGM) (b)	5.00%	06/15/16	5,000	5,513,250
Clark (County of);
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (b)	5.00%	07/01/22	1,000	1,061,580
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (b)	5.00%	07/01/23	4,000	4,191,800
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (b)	5.00%	07/01/24	2,040	2,114,848
Series 2009 C, Airport System Sub. Lien RB (INS-AGM) (b)	5.00%	07/01/25	1,500	1,536,225
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,146,640
Sr. Series 2010 D, Airport System RB	5.00%	07/01/15	2,950	3,298,159
Sr. Series 2010 D, Airport System RB	5.00%	07/01/16	1,000	1,132,910
Sr. Series 2010 D, Airport System RB	5.00%	07/01/17	1,500	1,699,695
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,254,242
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO	5.00%	06/01/16	500	570,875
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS-AGM) (b)	5.00%	06/01/15	750	820,747
Series 2004 C, Hospital RB (INS-AGM) (b)	5.00%	06/01/17	1,365	1,490,962
Series 2005 A, Hospital RB (INS-AGM) (b)	5.25%	06/01/17	1,300	1,437,176

				36,953,429

New Hampshire—0.30%
Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,879,780
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	545,790
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	450	474,629
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	225	232,992
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,485	1,517,967

				4,651,158

New Jersey—1.87%
New Jersey (State of) Economic Development Authority (Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,490,325
Series 2010 A, RB	5.25%	06/01/20	1,295	1,332,076
New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB	5.50%	06/15/16	1,805	1,900,755
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	718,830
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,762,303
New Jersey (State of) Health Care Facilities Financing Authority (Bayonne Hospital Obligated Group); Series 1994, RB (INS-AGM) (b)	6.25%	07/01/12	1,030	1,028,754
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—(continued)
New Jersey Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	$2,000	$2,221,540
Series 2009 H, RB	5.00%	01/01/21	3,500	3,825,605
Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (b)	5.00%	12/01/21	1,130	1,223,700
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (b)	5.38%	12/01/26	500	527,735
Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO	4.00%	10/01/16	3,710	3,977,009
Paterson (City of);
Series 2009, General Improvement Unlimited Tax GO (INS-AGM) (b)	4.25%	06/15/12	1,600	1,657,472
Series 2009, General Improvement Unlimited Tax GO (INS-AGM) (b)	5.00%	06/15/16	200	220,226
Perth Amboy (City of) (Board of Education);
Series 2010, Ref. COP (INS-AGC) (b)	4.00%	06/15/12	1,135	1,174,634
Series 2010, Ref. COP (INS-AGC) (b)	4.00%	12/15/12	1,285	1,342,838
Series 2010, Ref. COP (INS-AGC) (b)	4.00%	06/15/15	1,345	1,426,695
Series 2010, Ref. COP (INS-AGC) (b)	4.00%	12/15/15	1,395	1,480,611
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,628,621

				28,939,729

New York—2.61%
Amherst (Town of) Development Corp. (UBF Faculty-Student Housing Corp. — Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM) (b)	4.00%	10/01/16	1,000	1,068,620
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery IDR	5.00%	01/01/14	560	609,325
Series 2009 A, Resource Recovery IDR	5.00%	01/01/18	445	491,850
Series 2009 A, Resource Recovery IDR	5.00%	01/01/19	365	400,562
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,028,003
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,725,209
New York (City of) Housing Development Corp.;
Series 2009 C-2, MFH RB	3.50%	05/01/13	1,085	1,090,729
Series 2009 L-2, MFH RB (a)	2.00%	09/16/13	3,720	3,728,928
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,259,300
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,123,344
New York (City of); Sub. Series 2008 J-1, Unlimited Tax GO	5.00%	08/01/17	750	864,255
New York (State of) Dormitory Authority (Consolidated Service Contract); Series 2009 A, Ref. RB	5.00%	07/01/18	2,000	2,281,200
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group);
Series 2010 A, RB	5.00%	07/01/19	500	545,120
Series 2010 A, RB	5.00%	07/01/26	1,160	1,188,814
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,177,954
New York (State of) Dormitory Authority (School District Revenue Bond Financing Program); Series 2008 D, RB (INS-AGC) (b)	5.75%	10/01/24	1,000	1,113,110
New York (State of) Dormitory Authority (St. Lawrence University); Series 2009, RB	5.00%	07/01/14	2,000	2,186,700
New York (State of) Dormitory Authority (State University Educational Facilities); Series 2002 B, Third General Resolution RB (a)	5.25%	05/15/12	3,170	3,339,531
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/22	2,635	2,889,409
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 1994 C, Ref. PCR (a)	3.00%	06/03/13	5,000	5,028,900
New York (State of) Housing Finance Agency; Series 2009 B, Affordable Housing RB	1.45%	11/01/11	1,000	1,002,730
Niagara Falls Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (b)	4.00%	10/01/19	1,000	1,069,460
Yonkers (City of);
Series 2010 A, Unlimited Tax GO (INS-AGM) (b)	5.00%	11/15/20	655	717,376
Series 2010 A, Unlimited Tax GO (INS-AGM) (b)	5.00%	11/15/22	500	530,600

				40,461,029

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina—1.00%
Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	$1,000	$1,091,800
Series 2008 A, Ref. Health Care RB	4.63%	01/15/26	1,005	1,013,452
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	3,829,490
Series 2009 A, Ref. Health Care RB	5.00%	01/15/26	1,665	1,736,012
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 D, Power System RB	5.00%	01/01/19	900	1,003,725
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB (INS-AGC) (b)	6.00%	01/01/19	330	371,174
Series 2009 B, Ref. Power System RB	5.00%	01/01/17	500	564,135
Series 2009 D, Power System RB	5.00%	01/01/20	1,000	1,093,760
Series 2009 D, Power System RB	5.00%	01/01/21	1,095	1,184,122
Series 2009 D, Power System RB	5.00%	01/01/22	1,060	1,135,610
Oak Island (Town of) (Waste Water);
Series 2008 A, Enterprise System RB (INS-NATL) (b)	5.00%	06/01/20	1,065	1,153,534
Series 2008 A, Enterprise System RB (INS-NATL) (b)	5.00%	06/01/23	1,210	1,270,391

				15,447,205

North Dakota—0.13%
Fargo (City of) (MeritCare Obligated Group); Series 2000 A, Health System RB (INS-AGM) (b)	5.60%	06/01/21	2,000	2,016,680

Ohio—4.99%
Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (b)	5.00%	03/01/16	2,675	3,058,113
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (b)	5.00%	03/01/18	2,010	2,301,752
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,117,790
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,225,020
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,173,398
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,028,039
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/12	930	951,604
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,455,440
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	1,992,642
Series 2007 A-2, Sr. Asset-Backed Turbo Term RB	5.38%	06/01/24	1,595	1,349,928
Cleveland (City of);
Series 2006 A, Airport System RB (INS-AMBAC) (b)	5.25%	01/01/21	3,980	4,284,948
Series 2009 C, Airport System RB (INS-AGC) (b)	5.00%	01/01/18	2,000	2,263,820
Series 2009 C, Airport System RB (INS-AGC) (b)	5.00%	01/01/19	2,000	2,256,920
Series 2009 C, Airport System RB (INS-AGC) (b)	5.00%	01/01/20	4,000	4,429,640
Series 2009 C, Airport System RB (INS-AGC) (b)	5.00%	01/01/23	3,000	3,193,680
Series 2009 C, Airport System RB (INS-AGC) (b)	5.00%	01/01/27	2,000	2,056,840
Franklin (County of) (Nationwide Children’s Hospital); Series 2009, Hospital Improvement RB	5.00%	11/01/18	1,000	1,102,210
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,235,710
Series 2009 B-1, Hospital RB	4.75%	01/01/21	2,000	2,128,280
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,059,260
Series 2009 B-1, Hospital RB	5.00%	01/01/23	3,000	3,154,590
Series 2009 B-1, Hospital RB	5.00%	01/01/25	3,000	3,112,980
Series 2009 B-1, Hospital RB	5.00%	01/01/26	3,000	3,104,730
Series 2009 B-1, Hospital RB	5.00%	01/01/27	1,000	1,029,440
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	10,120	10,414,593
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,529,824
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB (a)	4.88%	07/15/15	2,525	2,716,420
Ohio (State of); Series 2009A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,071,174
Toledo (City of) (Special Obligations); Series 2009, City Services Special Assessment RN	4.00%	06/01/11	1,500	1,513,335

				77,312,120

See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma—1.58%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	$1,000	$1,043,170
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,095,720
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education);
Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,043,080
Series 2009 A, Master Real Property Lease RB	4.10%	06/01/21	1,000	1,028,360
Series 2009 A, Master Real Property Lease RB	4.20%	06/01/22	1,000	1,022,550
Series 2009 A, Master Real Property Lease RB	4.25%	06/01/23	1,000	1,014,840
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,317,491
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	347,772
Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	286,355
Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	272,230
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,276,433
Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General Airport RB	4.00%	06/01/15	670	703,185
Series 2009 A, General Airport RB	5.38%	06/01/24	1,750	1,781,447
Tulsa (City of) Industrial Authority (University of Tulsa); Series 2009, Ref. RB	5.00%	10/01/23	1,500	1,555,200
Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,191,040
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,428,550
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,081,180

				24,488,603

Oregon—0.65%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2009 B, RB (a)	5.00%	07/15/12	1,000	1,053,330
Lane (County of) (Full Faith & Credit Obligations); Series 2009 A, Limited Tax GO	4.00%	11/01/16	1,000	1,100,020
Oregon (State of) Department of Administrative Services; Series 2009 A, State Lottery RB	5.00%	04/01/28	500	534,570
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,626,365
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	750,328
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,138,180
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,415	1,475,548
Salem-Keizer School District No. 24J; Series 2009 B, Capital Appreciation Unlimited Tax GO (CEP-Oregon School Bond Guaranty) (e)	5.26%	06/15/23	2,500	1,469,150

				10,147,491

Pennsylvania—4.27%
Adams (County of) Industrial Development Authority (Gettysburg College); Series 2010, IDR	5.00%	08/15/22	500	535,920
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 A, RB	5.00%	05/15/19	580	643,661
Bethel Park School District;
Series 2009, Limited Tax GO	3.00%	08/01/13	500	520,335
Series 2009, Limited Tax GO	4.00%	08/01/17	800	866,064
Series 2009, Limited Tax GO	5.00%	08/01/29	1,000	1,030,430
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	546,905
Erie (County of) Hospital Authority (St. Vincent Health Center); Series 2010 A, RB	4.50%	07/01/12	600	610,092
Lancaster (County of) Solid Waste Management Authority; Series 2009 B, Resource Recovery System RB	4.00%	12/15/12	2,000	2,090,800
Pennsylvania (State of) Economic Development Financing Authority (Exelon Generation Co., LLC); Series 2009 A, Ref. Exempt Facilities RB (a)	5.00%	06/01/12	1,000	1,047,480
Pennsylvania (State of) Economic Development Financing Authority (PPL Electric Utilities Corp.); Series 2008, Ref. PCR	4.00%	10/01/23	3,500	3,327,310
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,305,220
Series 2009, RB	5.00%	08/01/17	1,000	1,169,800
Series 2009, RB	5.00%	08/01/21	775	867,636
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,100	1,204,093
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center);
Series 2010 E, RB	5.00%	05/15/19	$1,025	$1,142,270
Series 2010 E, RB	5.00%	05/15/21	5,000	5,448,000
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS-AGC) (b)	6.00%	06/01/24	500	563,680
Series 2009 B, Sub. RB	5.00%	06/01/24	3,500	3,767,680
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,660,325
Philadelphia (City of);
Series 2008 B, Limited Tax GO (INS-AGC) (b)	5.75%	07/15/17	1,000	1,150,660
Series 2008 B, Limited Tax GO (INS-AGC) (b)	6.00%	07/15/18	1,000	1,144,380
Series 2008 B, Limited Tax GO (INS-AGC) (b)	6.25%	07/15/23	2,000	2,224,980
Series 2009 A, Ref. Unlimited Tax GO (INS-AGC) (b)	4.50%	08/01/20	2,000	2,150,680
Series 2009 A, Ref. Unlimited Tax GO (INS-AGC) (b)	5.25%	08/01/21	2,500	2,789,725
Series 2009 A, Ref. Unlimited Tax GO (INS-AGC) (b)	5.25%	08/01/22	5,000	5,489,150
Series 2009 A, Water & Wastewater RB	5.00%	01/01/27	250	257,530
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (b)	5.00%	06/15/19	1,000	1,131,830
Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO	5.00%	09/01/14	1,000	1,101,170
Pittsburgh (City of) Water & Sewer Authority; Series 2008 C-1D, Ref. Sub. Water & Sewer System RB (INS-AGC) (a)(b)	2.63%	09/01/12	1,000	1,008,250
Pittsburgh School District;
Series 2009 A, Limited Tax GO (INS-AGC) (b)	3.00%	09/01/12	1,300	1,341,665
Series 2009 A, Limited Tax GO (INS-AGC) (b)	4.00%	09/01/19	3,105	3,276,210
Reading (City of); Series 2008, Unlimited Tax GO (INS-AGM) (b)	5.63%	11/01/23	1,500	1,640,790
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS-AGC) (b)	6.00%	07/01/26	500	542,245
St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,515,386
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	2,864,958
University of Pittsburgh — Of the Commonwealth System of Higher Education (University Capital);
Series 2002 B, Ref. RB (a)	5.50%	09/15/13	1,000	1,106,300
Series 2005 A, RB (a)	5.50%	09/15/13	1,000	1,106,300
West Mifflin Area School District; Series 2009, Limited Tax GO (INS-AGM) (b)	5.50%	04/01/24	500	553,825
York (City of) Sewer Authority;
Series 2010, Gtd. Sewer RB (INS-AGC) (b)	5.00%	12/01/22	750	793,117
Series 2010, Gtd. Sewer RB (INS-AGC) (b)	5.00%	12/01/23	1,620	1,702,798

				66,239,650

Puerto Rico—0.89%
Government Development Bank for Puerto Rico; Series 1985, Ref. RB (INS-NATL) (b)	4.75%	12/01/15	1,000	1,033,600
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
First Sub. Series 2009 A, RB (f)	5.00%	08/01/11	3,000	3,094,740
First Sub. Series 2009 A, RB	5.00%	08/01/19	3,000	3,340,980
First Sub. Series 2010 A, RB	3.38%	08/01/16	500	525,605
Puerto Rico Electric Power Authority;
Series 2010 ZZ, RB	5.25%	07/01/19	1,000	1,120,200
Series 2010 ZZ, RB	5.25%	07/01/22	2,000	2,142,220
Puerto Rico Public Buildings Authority; Series 2004 K, Ref. Government Facilities RB (INS-AGM) (b)	5.25%	07/01/27	2,450	2,516,322

				13,773,667

Rhode Island—0.85%
North Providence (Town of); Series 2010, Deficit Unlimited Tax GO (INS-AGM) (b)	3.00%	07/15/12	1,835	1,852,873
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2006 A, Ref. Hospital Financing RB (INS-AGM) (b)	5.00%	05/15/15	1,000	1,104,440
Series 2009 A, Hospital Financing RB (INS-AGC) (b)	6.13%	05/15/27	500	550,160
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island—(continued)
Rhode Island (State of) Health & Educational Building Corp. (Public Schools Financing Program — City of Woonsocket);
Series 2009 E, RB (INS-AGC) (b)	5.00%	05/15/19	$2,145	$2,407,805
Series 2009 E, RB (INS-AGC) (b)	5.00%	05/15/20	1,000	1,099,450
Series 2009 E, RB (INS-AGC) (b)	5.00%	05/15/22	2,535	2,716,303
Rhode Island (State of) Health & Educational Building Corp. (Public Schools Financing Program — Pooled); Series 2007 B, RB (INS-AMBAC) (b)	5.00%	05/15/21	1,000	955,250
Rhode Island (State of) Health & Educational Building Corp. (University of Rhode Island — Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (b)	5.25%	09/15/29	1,250	1,303,525
Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Program RB	4.75%	12/01/15	1,150	1,228,235

				13,218,041

South Carolina—2.34%
Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	2,650	2,760,107
Piedmont (City of) Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,150	2,388,886
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/17	1,000	1,112,830
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,187,720
Rock Hill (City of);
Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (b)	4.00%	01/01/13	2,210	2,339,219
Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (b)	4.00%	01/01/14	2,315	2,489,968
Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (b)	4.00%	01/01/15	2,405	2,614,981
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/13	790	843,357
Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,096,750
Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,255,322
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,088,380
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health);
Series 2005 A, Ref. Hospital RB (INS-AGM) (b)	4.00%	08/01/17	1,500	1,585,920
Series 2009, Ref. & Improvement Hospital RB	3.00%	08/01/11	1,000	1,006,730
Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	537,490
Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/17	1,000	1,061,590
Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/18	500	527,645
South Carolina (State of) State Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	890	946,640
South Carolina (State of) Transportation Infrastructure Bank;
Series 2001 A, RB (INS-AMBAC) (b)	5.00%	10/01/23	1,500	1,521,585
Series 2004 A, RB (INS-AMBAC) (b)	5.25%	10/01/22	1,390	1,446,128
South Carolina (State of); Series 2001 B, Capital Improvement Unlimited Tax GO	5.50%	04/01/11	1,000	1,017,500
Spartanburg (County of) Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS-AGC) (b)	4.50%	04/15/27	1,735	1,679,220
Series 2008 D, Ref. Hospital RB (INS-AGC) (b)	5.25%	04/15/20	1,000	1,098,660
Spartanburg (County of) Sanitary Sewer District;
Series 2009 B, Ref. Sewer System Convertible RB (INS-AGC) (b)	4.00%	03/01/16	1,110	1,216,027
Series 2009 B, Ref. Sewer System Convertible RB (INS-AGC) (b)	4.50%	03/01/17	1,160	1,300,186
York (County of); Series 2000 B-1, VRD PCR (c)(d)	0.75%	09/15/24	1,150	1,149,977

				36,272,818

South Dakota—0.56%
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,308,470
Series 2009, Water RB	5.00%	11/01/24	1,620	1,767,128
Series 2009, Water RB	5.00%	11/01/25	1,650	1,784,277
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	1,000	1,066,720
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	552,230
Series 2009, RB	5.00%	11/01/17	430	471,813
Series 2009, RB	5.00%	11/01/24	1,000	1,020,880
Series 2009, RB	5.25%	11/01/29	500	505,655
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota—(continued)
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	5.10%	05/01/18	$250	$267,530

				8,744,703

Tennessee—0.80%
Chattanooga-Hamilton County Hospital Authority (Erlanger Health System); Series 2004, Ref. Hospital RB (INS-AGM) (b)	4.50%	10/01/16	2,500	2,704,875
Greater Dickson Gas Authority;
Series 2010, Ref. & Improvement Gas System RB (INS-AGC) (b)	4.00%	01/01/17	1,115	1,213,131
Series 2010, Ref. & Improvement Gas System RB (INS-AGC) (b)	4.00%	01/01/18	1,110	1,199,133
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,028,850
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010 A, Ref. Hospital RB	5.38%	07/01/25	1,340	1,307,545
Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,709,900
Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004, RB	5.00%	09/01/18	500	559,515
Series 2004, RB	5.00%	09/01/19	500	555,300
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (b)	5.00%	09/01/17	1,000	1,120,870

				12,399,119

Texas—8.96%
Aldine Independent School District; Series 2003, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	3.00%	02/15/15	500	532,745
Austin (City of); Series 2001, Limited Tax Ctfs. of Obligation	5.00%	09/01/11	1,900	1,966,861
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO (INS-AGC) (b)	5.00%	02/15/24	1,500	1,595,310
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,431,480
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,752,000
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,700,325
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,681,200
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,637,250
Series 2009, Ref. Waterworks System RB	5.00%	05/01/29	2,500	2,504,150
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO	5.00%	08/15/22	1,500	1,649,115
Dallas & Fort Worth (Cities of) International Airport Public Facilities Improvement Corp.; Series 2001, Airport Hotel RB (INS-AGM) (b)	5.50%	01/15/18	1,250	1,252,650
Dallas & Fort Worth (Cities of) International Airport; Series 2009 A, Ref. Joint RB	4.00%	11/01/14	2,000	2,165,840
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/26	585	601,596
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO (INS-AMBAC) (b)	5.00%	02/15/19	1,200	1,269,036
Series 2005 A, Ref. Unlimited Tax GO (INS-AMBAC) (b)	5.15%	02/15/21	3,000	3,118,560
Garland (City of); Series 2001, Combination Tax & Revenue Limited Tax Ctfs. of Obligation (INS-NATL) (b)	5.25%	02/15/11	2,435	2,459,813
Gulf Coast Waste Disposal Authority (BP Products North America Inc.); Series 2006, Environmental Facilities RB (a)	2.30%	09/03/13	2,500	2,502,675
Harris (County of) Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.13%	11/15/23	750	735,727
Harris (County of) Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,196,820
Series 2009, Ref. RB	5.00%	02/15/17	1,700	1,881,067
Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,211,040
Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,100,170
Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,678,650
Harris (County of) Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	548,608
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Harris (County of) Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	3.50%	10/01/13	$750	$794,497
Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,807,960
Harris (County of) Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (b)	5.00%	05/15/23	1,500	1,585,755
Harris (County of) Cultural Education Facilities Finance Corp. (The Methodist Hospital System); Series 2009 B-1, Ref. RB (a)	5.00%	06/01/12	1,630	1,725,893
Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal IDR	5.00%	02/01/23	4,000	4,079,000
Series 2008, Solid Waste Disposal IDR	4.70%	05/01/18	7,220	7,615,439
Harrison (County of) Health Facilities Development Corp. (Good Shepherd Health System); Series 2010, Hospital RB	3.00%	07/01/12	750	749,295
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 A, Ref. Hotel Occupancy Tax & Special RB (INS-AMBAC) (b)	5.50%	09/01/11	4,500	4,596,210
Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AMBAC) (b)	5.25%	09/01/11	2,360	2,406,091
Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AMBAC) (b)	5.50%	09/01/11	2,860	2,921,147
Houston (City of);
Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/15	325	366,984
Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/16	250	285,473
Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/17	340	389,004
Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/18	500	569,935
Series 2009 A, Ref. Airport System Sr. Lien RB	5.00%	07/01/19	250	279,555
La Vernia (City of) Higher Education Finance Corp. (KIPP, Inc.); Series 2009 A, Education RB	5.75%	08/15/24	365	365,708
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax Ctfs. of Obligation (INS-AGC) (b)	5.00%	10/01/27	1,230	1,288,782
Live Oak (City of); Series 2004, Unlimited Tax GO (INS-NATL) (b)	5.00%	08/01/16	390	426,075
Love Field Airport Modernization Corp. (Southwest Airlines Co. — Love Field Modernization Program); Series 2010, Special Facilities RB	5.25%	11/01/40	500	465,480
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2010, Ref. & Improvement Transmission Contract RB	5.00%	05/15/23	1,000	1,077,680
Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS-AGM) (b)	5.88%	05/15/14	415	416,685
Series 2009, Ref. RB	5.25%	05/15/29	500	519,710
Lubbock (City of) Health Facilities Development Corp. (St. Joseph Health System); Series 2008 A, Ref. RB (a)	3.05%	10/16/12	2,935	2,983,105
Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.00%	02/15/13	1,675	1,741,179
Series 2009, Ref. & Improvement RB	5.00%	02/15/14	1,270	1,324,724
Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	1,997,775
Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,594,848
Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,209,011
Mansfield (City of); Series 2008, Limited Tax Ctfs. of GO	6.13%	02/15/26	500	555,875
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (b)	5.00%	12/15/24	2,000	2,129,520
North Texas Municipal Water District; Series 2001, Water System RB (INS-NATL) (b)	5.00%	09/01/11	1,040	1,076,379
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,159,640
Series 2008 E-3, Ref. First Tier System RB (a)	5.75%	01/01/16	2,410	2,755,232
Series 2008 H-2, Ref. First Tier System RB (a)	5.00%	01/01/13	3,380	3,613,727
Series 2008 L-2, Ref. First Tier System RB (a)	6.00%	01/01/13	1,000	1,088,930
Series 2009 A, First Tier System RB	5.00%	01/01/13	2,445	2,607,568
Parker (County of); Series 2009, Road Unlimited Tax GO (INS-AGC) (b)	5.25%	02/15/26	1,000	1,077,600
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO (INS-AGC) (b)	5.00%	02/15/24	500	537,235
San Antonio (City of);
Series 1994 A, Ref. Electric & Gas Systems RB (f)	5.00%	02/01/12	35	36,831
Series 1994 A, Ref. Electric & Gas Systems RB	5.00%	02/01/12	2,340	2,461,984
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Tarrant (County of) Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS-AGC) (b)	3.75%	09/01/14	$1,000	$1,049,170
Series 2009 A, Hospital RB (INS-AGC) (b)	5.00%	09/01/13	500	539,940
Series 2009 A, Hospital RB (INS-AGC) (b)	5.00%	09/01/22	595	612,166
Series 2009 A, Hospital RB (INS-AGC) (b)	5.00%	09/01/24	1,280	1,307,392
Series 2009 B, Hospital RB (INS-AGC) (b)	5.25%	09/01/28	1,000	1,024,230
Tarrant (County of) Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,734,979
Tarrant (County of) Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/13	1,000	1,101,520
Series 2010 A, Hospital RB	5.00%	12/01/15	525	596,946
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,400,975
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,553,295
Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS-NATL) (b)	5.00%	02/01/24	4,240	4,502,032
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/13	1,160	1,226,793
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	881,154
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,420,255
Series 2009, Tax Incremental Contract Allocation RB	5.38%	09/01/25	450	443,430
West Harris (County of) Regional Water Authority;
Series 2005, Water System RB (INS-AGM) (b)	5.00%	12/15/17	1,000	1,111,600
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,144,620
Series 2009, Water System RB	5.00%	12/15/22	2,215	2,378,511

				138,885,217

Utah—0.46%
Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,945	2,028,363
Local Building Authority of Salt Lake Valley Fire Service Area; Series 2008, Lease RB	5.00%	04/01/22	500	541,070
Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	625	709,438
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,481,361
South Valley Sewer District; Series 2009 A, Sewer RB	4.00%	01/01/15	600	661,362
Tooele (County of) School District; Series 2001, School Building Unlimited Tax GO (CEP-Utah School Bond Guaranty Program)	4.50%	06/01/11	1,075	1,097,682
Utah (State of) Housing Corp.; Series 2009 C-1, Class III, Single Family Mortgage RB	4.50%	07/01/23	620	635,072

				7,154,348

Vermont—0.17%
University of Vermont & State Agricultural College; Series 2009, RB	5.00%	10/01/28	1,500	1,550,775
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Heath Care); Series 2004 B, Hospital RB (INS-AGM) (b)	5.00%	12/01/22	1,000	1,037,340

				2,588,115

Virgin Islands—0.89%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Notes — Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,672,920
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Notes);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	1,942,012
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,092,200
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,101,920
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,101,630
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,095,020
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	498,410
Series 2009 C, Ref. Sub. Lien RB	5.00%	10/01/11	1,000	1,025,530
Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/15	500	548,650
Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/16	345	380,839
Series 2010 B, Sub. Lien Working Capital RB	5.00%	10/01/25	750	729,285
Series 2010 B, Sub. Lien Working Capital RB	5.25%	10/01/29	500	485,985
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands—(continued)
Virgin Islands Water & Power Authority;
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	$1,000	$1,047,310
Series 2010 B, Electric System RB (INS-AGM) (b)	5.00%	07/01/22	1,000	1,078,940

				13,800,651

Virginia—0.74%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	530,290
Norton (City of) Industrial Development Authority (Norton Community Hospital, Inc.); Series 2001, Ref. & Improvement Hospital IDR (INS-ACA) (b)	5.13%	12/01/10	675	675,020
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	4.00%	07/01/16	1,985	2,011,758
Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,164,007
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,203,257
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,301,435
Virginia (State of) Resources Authority (State Revolving Fund); Sub. Series 2008, Ref. PCR	5.00%	10/01/29	1,315	1,411,337
York (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR (a)	4.05%	05/01/14	2,000	2,113,680

				11,410,784

Washington—2.14%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	518,830
Series 2009, Ref. Electric System RB	5.00%	01/01/27	215	221,770
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	307,404
Cowlitz (County of) (Cowlitz Sewer Operating Board — Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (b)	5.50%	11/01/19	2,500	2,777,725
Energy Northwest (No. 3); Series 2001 A, Ref. Electric RB (INS-AGM) (b)	5.50%	07/01/11	7,500	7,728,000
King (County of) Housing Authority (YWCA Family Village at Issaquah — Phase II); Series 2009, Housing RB	2.40%	01/01/13	1,450	1,460,005
Seattle (City of);
Series 2001, Ref. Municipal Light & Power RB (f)	5.25%	03/01/11	2,145	2,171,405
Series 2001, Ref. Municipal Light & Power RB (INS-AGM) (b)	5.25%	03/01/11	855	865,722
Snohomish (County of);
Series 2001, Limited Tax GO (f)	5.25%	12/01/11	300	314,331
Series 2001, Limited Tax GO (f)	5.25%	12/01/11	2,385	2,502,914
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (CEP-FHA)	5.25%	08/01/23	1,000	1,048,790
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS-AGC) (b)	5.75%	08/15/29	450	477,959
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,164,776
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,373,240
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,955,889
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,274,022
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	1,996,484

				33,159,266

West Virginia—0.15%
West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.);
Series 2003 D, Improvement RB (INS-AGM) (b)	5.38%	06/01/28	1,200	1,254,732
Series 2009 A, Ref. & Improvement RB	5.00%	09/01/13	1,000	1,071,480

				2,326,212

Wisconsin—1.25%
Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS-AGC) (b)	4.25%	10/01/15	1,510	1,661,800
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (a)	4.75%	08/15/14	1,000	1,064,560
Series 2009 B, RB (a)	5.13%	08/15/16	2,100	2,284,359
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.); Series 2008 B, RB	5.50%	08/15/29	$3,000	$3,159,150
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,185,742
Series 2009 C, RB	5.00%	04/01/19	750	810,968
Series 2009 C, RB	5.00%	04/01/20	750	795,585
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,063,722
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	920,436
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,176,694
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,199,239
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS-AMBAC) (b)	5.00%	12/15/16	855	912,328
Wisconsin (State of); Series 1993 2, Ref. Unlimited Tax GO	5.13%	11/01/11	2,000	2,086,600

				19,321,183

Wyoming—0.52%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, Hospital RB	3.00%	12/01/12	1,000	1,025,190
Series 2009, Hospital RB	4.00%	12/01/15	1,285	1,358,669
Series 2009, Hospital RB	5.00%	12/01/17	1,170	1,266,829
Series 2009, Hospital RB	5.00%	12/01/18	545	579,706
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	2,675	2,814,314
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply System RB	5.38%	01/01/25	1,000	1,070,700
				8,115,408

TOTAL INVESTMENTS(h)—99.36% (Cost $1,489,381,891)				1,540,780,124

OTHER ASSETS LESS LIABILITIES—0.64%				9,921,798

NET ASSETS—100.00%				$1,550,701,922

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.*
BAN	—	Bond Anticipation Note
BHAC	—	Berkshire Hathaway Assurance Corp.
CEP	—	Credit Enhancement Provider
CIFG	—	CIFG Assurance North America, Inc.
COP	—	Certificates of Participation
Ctfs.	—	Certificates
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation Bonds
Gtd.	—	Guaranteed
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
Jr.	—	Junior
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
RAC	—	Revenue Anticipation Certificates
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand
Wts.	—	Warrants
XLCA	—	XL Capital Assurance, Inc.
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(d)	Security is considered a cash equivalent.

(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2010 represented 0.03% of the Fund’s Net Assets.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Corp.	14.01%
Assured Guaranty Municipal Corp.	13.95
National Public Finance Guarantee Corp.	6.47

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Tax-Free Intermediate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Tax-Free Intermediate Fund

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the nine months ended November 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,540,780,124	$—	$1,540,780,124

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2010 was $285,249,749 and $263,400,794, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$53,252,418

Aggregate unrealized (depreciation) of investment securities	(1,854,185)

Net unrealized appreciation of investment securities	$51,398,233

Cost of investments is the same for tax and financial statement purposes.
Invesco Tax-Free Intermediate Fund

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 28, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 28, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: January 28, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.